UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Annual Report March 31, 2007

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

management’s discussion oN OF FUND PERFORMANCE

Eaton Vance National Limited Maturity Municipals  Fund (the “Fund”) is designed to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund invests primarily in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

First quarter economic growth rose 1.3% following the 2.2% growth rate achieved in the fourth quarter of 2006. The housing sector continued to struggle, with the sub-prime sector experiencing continuing pressure, and short-term variable rate mortgages resetting higher.  Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Away from housing and autos, the economy appears to be slowing but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Fed is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At March 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose in the first quarter,  resulting in underperformance of the municipal sector.  On March 31, 2007, long-term AAA-rated municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the year ended March 31, 2007, the Lehman Brothers 7-Year Municipal Bond Index† (the “Index”), a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years, posted a gain of 5.05%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund currently invests primarily in intermediatematurity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility. Given the flattening of the yield curve for other fixed-income securities over the past two years, the intermediate part of the curve has become an attractive area for municipals.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s returns during the period.

For the year ended March 31, 2007, Eaton Vance National Limited Maturity Municipals Fund, Class A, was ranked #4 out of 159 funds in the Lipper Intermediate Municipal Debt Funds Classification; for three years, #2 out of 139 funds; for five years, #4 out of 113 funds; and for ten years, #12 out of 73 funds. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Source: Lipper, Inc.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

performance information and portfolio composition

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	5.38%	4.60%	4.68%
Five Years	5.41	4.62	4.61
Ten Years	5.08	4.28	4.21
Life of Fund†	5.09	4.45	3.78
SEC Average Annual Total Returns (including sales charge r applicable CDSC)
One Year	2.98%	1.60%	3.68%
Five Years	4.92	4.62	4.61
Ten Years	4.85	4.28	4.21
Life of Fund†	4.87	4.45	3.78

†Inception Dates – Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

Total Annual Operating Expenses*	Class A	Class B	Class C
Expense Ratio	0.79%	1.54%	1.54%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate (2)	3.98%	3.24%	3.24%
Taxable-Equivalent Distribution Rate (2), (3)	6.12	4.98	4.98
SEC 30-day Yield 4	3.33	2.65	2.63
Taxable-Equivalent SEC 30-day Yield (3), (4)	5.12	4.08	4.05

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.21%
Five Years	4.04
Ten Years	4.63

Portfolio Manager: William H. Ahern, cfa

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/22/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/97 would have been valued at $16,417 ($16,051 at the maximum offering price) and $15,100, respectively, on 3/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal

Debt Funds Classification contained 159, 113 and 73 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

2

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution*1

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows:

AAA	50.0%	BB	0.5%
AA	15.3%	B	1.1%
A	12.6%	CCC	0.4%
BBB	7.8%	Not Rated	12.3%

Fund Statistics 2

•	Number of Issues:	198
•	Average Maturity:	15.2 years
•	Average Effective Maturity:	9.1 years
•	Average Call Protection:	8.7 years

1 As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. 2 As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 – March 31, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,016.90	$4.32
Class B	$1,000.00	$1,013.20	$8.08
Class C	$1,000.00	$1,014.00	$8.08
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.33
Class B	$1,000.00	$1,016.90	$8.10
Class C	$1,000.00	$1,016.90	$8.10

* Expenses are equal to the Fund's annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares and 1.61% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

4

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 103.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.5%
$2,700	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,812,482
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,019,150
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	686,772
2,500	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	2,551,175
		$7,069,579
Education — 3.7%
$8,000	Connecticut State Health & Educational Facilities Authority, (Yale Univerisity), 3.56%, 7/1/29	$8,000,000
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	2,033,740
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	443,671
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	255,435
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,162,652
1,235	New Jersey Educational Facilities Authority, (Steven's Institute of Technology), 5.00%, 7/1/12	1,294,700
1,700	University of Illinois, 0.00%, 4/1/15	1,231,242
1,000	University of Illinois, 0.00%, 4/1/16	691,370
		$17,112,810
Electric Utilities — 2.8%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,051,840
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,653,150
3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	3,051,311
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,070,490
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,324,575
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,004,230

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	$2,652,050
		$12,807,646
Escrowed / Prerefunded — 6.7%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,620,465
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	2,016,993
75	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	75,198
245	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	249,846
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	518,210
3,500	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17(2)	3,599,680
410	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	437,909
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,262,140
180	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	189,722
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,182,520
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,214,717
460	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	492,876
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,050,700
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,195,560
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	11,110,400
480	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	516,331
		$30,733,267
General Obligations — 10.4%
$1,480	Barnstable, MA, 5.00%, 2/15/18	$1,615,346
9,575	Klein, TX, Independent School District, 3.75%, 8/1/21	8,990,925
6,165	Magnolia, TX, Independent School District, 5.00%, 8/15/20	6,643,281

See notes to financial statements
5

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$10,000	Maryland State, 5.00%, 3/15/22	$10,870,300
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,656,583
5,000	New York City, NY, 5.00%, 8/1/19	5,335,900
1,500	New York City, NY, 5.625%, 12/1/13	1,611,720
10,180	Virginia State Public School Authority, 5.00%, 8/1/20	10,986,663
		$47,710,718
Health Care-Miscellaneous — 0.1%
$398	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	$410,218
		$410,218
Hospital — 5.7%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$571,901
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,782,775
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,328,237
1,950	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	2,066,922
7,470	Michigan Hospital Finance Authority, 5.00%, Ascension Health, 11/1/12(3)	7,920,192
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	226,786
190	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	191,617
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,043,280
100	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital Association), 5.45%, 5/1/08	100,570
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,165,420
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,814,750
575	Salina, KS, Hospital Revenue, Salina Regional Health, 5.00%, 10/1/18	604,785
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,183,340
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	1,040,350
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,066,650
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	1,063,430
		$26,171,005

Principal Amount (000's omitted)	Security	Value
Housing — 1.4%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,529,900
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	641,166
660	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	663,610
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/07(4)	92,506
2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	2,395,800
		$6,322,982
Industrial Development Revenue — 7.9%
$115	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	$116,006
420	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	467,901
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	1,848,810
3,105	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	3,174,862
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,748,077
10,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	11,417,500
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,007,110
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,579,174
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,487,390
3,000	New York, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,487,080
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,988,425
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,513,740
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,907,010
2,725	Virgin Islands Public Finance Authority, (Hovensa Refinery), 4.70%, 7/1/22	2,736,936
		$36,480,021
Insured-Education — 3.3%
$7,000	District Columbia University, (Georgetown University), 3.70%, 4/1/41(5)	$7,000,000
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,268,527

See notes to financial statements
6

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	$5,844,632
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	331,800
		$15,444,959
Insured-Electric Utilities — 6.8%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$801,780
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32(6)	2,042,360
4,800	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/19(3)	5,159,808
10,000	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/21	10,732,600
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	407,200
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,132,760
10,150	South Carolina State Public Service Authority, (Santee Cooper), (FSA), 5.00%, 1/1/20	10,949,617
		$31,226,125
Insured-Escrowed / Prerefunded — 3.6%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,007,600
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20(2)	1,023,510
1,000	Metropolitan Transportation Authority, NY, Transit Facilities (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,054,920
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	511,570
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/17	3,120,060
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,200,100
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 11/15/07), 5.00%, 11/15/22	1,040,020
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 2007), 5.00%, 11/15/18	2,080,040

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17(2)	$1,499,036
		$16,536,856
Insured-General Obligations — 8.2%
$1,435	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/14	$1,556,028
2,715	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	2,965,133
1,000	Bonneville and Bingham Counties, ID, School District No. 93, (FGIC), 4.50%, 9/15/17	1,039,280
1,000	Bonneville and Bingham Counties, ID, School District No. 93, (FGIC), 5.00%, 9/15/15	1,083,160
8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	4,298,160
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,137,160
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,691,650
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,192,519
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,333,143
650	Los Angeles, CA, Unified School District, (AMBAC), 5.00%, 7/1/17	714,240
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,756,850
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	6,106,529
1,175	Pennsbury, PA, School District, (FSA), 4.50%, 1/15/22	1,196,832
2,850	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14(2)	2,897,567
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	696,260
		$37,664,511
Insured-Hospital — 1.7%
$3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	$3,775,126
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,966,779
		$7,741,905
Insured-Lease Revenue / Certificates of Participation — 0.8%
$2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	$2,161,660
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,741,362
		$3,903,022

See notes to financial statements
7

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 0.5%
$1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	$1,068,610
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,064,980
		$2,133,590
Insured-Pooled Loans — 2.5%
$230	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/13	$247,239
215	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/14	232,791
110	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/15	119,844
655	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/17	714,284
485	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/18	527,176
9,650	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22(5)	9,650,000
		$11,491,334
Insured-Special Tax Revenue — 2.6%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,147,300
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,860,302
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,778,500
		$11,786,102
Insured-Transportation — 8.4%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,463,522
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,049,680
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,066,500
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,144,680
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,645,925
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,078,040
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,104,700
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,516,572
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20(2)	5,753,750
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,139,230
3,515	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,568,815

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	$1,078,080
10,000	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	10,742,200
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,158,600
		$38,510,294
Insured-Utility — 0.6%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,726,525
		$2,726,525
Lease Revenue / Certificates of Participation — 6.8%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,370,375
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,899,568
12,500	Hudson Yards, NY, Infrastructure Corp., Revenue, 5.00%, 2/15/47	13,104,000
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,819,600
		$31,193,543
Nursing Home — 0.1%
$675	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$701,062
		$701,062
Other Revenue — 6.3%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,031,570
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	925,030
1,900	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	2,044,248
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,373,342
10,000	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47(2)	10,636,500
800	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(1)	817,904
4,500	Non-Profit Preferred Funding Trust, Series B, 4.47%, 9/15/37	4,491,630
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,825,305
225	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	228,051

See notes to financial statements
8

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$2,500	White Earth Band of Chippewa Indians, MN, Revenue, 6.375%, 12/1/11	$2,491,850
		$28,865,430
Pooled Loans — 0.5%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,341,665
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	822,406
		$2,164,071
Senior Living / Life Care — 1.5%
$755	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$786,287
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/08(7)	1,005,329
1,000	California Statewide Communities Development Authority, (Presbyterian Homes), 4.50%, 11/15/16	1,006,790
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	504,180
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	203,246
1,350	Maryland State Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,357,317
235	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	241,977
750	New Jersey Economic Development Authority, (Seabrook Village), 5.00%, 11/15/12	765,908
500	North Miami, FL, Health Care Facilties Revenue, (Imperial Club), 6.125%, 1/1/42	501,260
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	467,121
		$6,839,415
Solid Waste — 0.7%
$3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	$3,159,330
		$3,159,330
Special Tax Revenue — 5.0%
$1,035	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$1,095,682
250	Black Hawk, CO, Device Tax Revenue, 5.00%, 12/1/18	255,005
2,500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	2,538,475

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$325	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	$325,247
280	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	285,774
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,017,520
865	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	865,130
855	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	851,742
815	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	815,432
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	256,248
60	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	60,155
875	Heritage Harbor, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	876,488
1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	1,132,813
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	794,632
50	Longleaf, FL, Community Development District, 6.20%, 5/1/09	50,332
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	3,262,830
1,130	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	1,123,231
1,000	North Springs, FL, Improvements District, (Heron Bay North Assesment Area), 5.00%, 5/1/14	991,430
1,700	Silicon Valley, CA, Tobacco Securitization Authority, 0.00%, 6/1/36	334,866
1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	1,404,284
860	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	860,894
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11	3,384,054
355	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	358,184
		$22,940,448
Transportation — 2.0%
$2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	$2,661,025
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,574,300
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,146,250
		$9,381,575

See notes to financial statements
9

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.2%
$5,000	Virginia Resource Authority, Clean Water, (Revolving Fund), 5.50%, 10/1/19	$5,783,000
		$5,783,000
Total Tax-Exempt Investments (identified cost $464,017,787)		$475,011,343
Short-Term Investments — 1.2%
Principal Amount (000's omitted)	Description	Value
$5,500	Massachusetts Development Finance Agency, (Boston Univerisity), (XLCA), 3.63%, 10/1/42	$5,500,000
Total Short-Term Investments (at amortized cost, $5,500,000)		$5,500,000
Total Investments — 104.5% (identified cost $469,517,787)		$480,511,343
Other Assets, Less Liabilities — (4.5)%		$(20,654,774)
Net Assets — 100.0%		$459,856,569

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At March 31, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

New York	19.3%
Others, representing less than 10% individually	85.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 35.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 13.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $5,804,175 or 1.3% of the Fund's net assets.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Defaulted bond.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)  Security is in default and making only partial interest payments.

See notes to financial statements
10

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of March 31, 2007

Assets
Investments, at value (identified cost, $469,517,787)	$480,511,343
Cash	133,695
Receivable for investments sold	210,481
Receivable for Fund shares sold	2,942,933
Interest receivable	5,943,742
Receivable for daily variation margin on open financial futures contracts	133,000
Total assets	$489,875,194
Liabilities
Payable for investments purchased	$2,500,366
Payable for when-issued securities	16,654,932
Payable for floating rate notes issued	8,180,000
Payable for Fund shares redeemed	1,419,070
Dividends payable	710,663
Payable to affiliate for distribution and service fees	180,481
Payable to affiliate for investment advisory fees	154,666
Interest expense and fees payable	123,095
Payable to affiliate for Trustees' fees	14
Accrued expenses	95,338
Total liabilities	$30,018,625
Net Assets	$459,856,569
Sources of Net Assets
Paid-in capital	$452,766,308
Accumulated net realized loss (computed on the basis of identified cost)	(4,224,788)
Accumulated distributions in excess of net investment income	(146,496)
Net unrealized appreciation (computed on the basis of identified cost)	11,461,545
Total	$459,856,569
Class A Shares
Net Assets	$367,010,414
Shares Outstanding	35,235,569
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.42
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.42)	$10.66
Class B Shares
Net Assets	$11,434,980
Shares Outstanding	1,097,182
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.42
Class C Shares
Net Assets	$81,411,175
Shares Outstanding	8,336,497
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.77
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
March 31, 2007

Investment Income
Interest	$15,723,411
Total investment income	$15,723,411
Expenses
Investment adviser fee	$1,439,666
Trustees' fees and expenses	16,532
Distribution and service fees Class A	348,890
Class B	144,862
Class C	691,732
Interest expense and fees	316,958
Custodian fee	182,213
Transfer and dividend disbursing agent fees	141,152
Registration fees	109,082
Legal and accounting services	59,502
Printing and postage	31,025
Miscellaneous	65,266
Total expenses	$3,546,880
Deduct — Reduction of custodian fee	$41,973
Total expense reductions	$41,973
Net expenses	$3,504,907
Net investment income	$12,218,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$243,327
Financial futures contracts	(110,341)
Net realized gain	$132,986
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,808,243
Financial futures contracts	(861,064)
Net change in unrealized appreciation (depreciation)	$2,947,179
Net realized and unrealized gain	$3,080,165
Net increase in net assets from operations	$15,298,669

See notes to financial statements
11

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended March 31, 2007	Year Ended March 31, 2006
From operations — Net investment income	$12,218,504	$10,034,797
Net realized gain from investment transactions and financial futures contracts	132,986	435,120
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,947,179	1,284,947
Net increase in net assets from operations	$15,298,669	$11,754,864
Distributions to shareholders — From net investment income Class A	$(9,215,354)	$(6,615,915)
Class B	(522,817)	(798,175)
Class C	(2,485,942)	(2,566,759)
Total distributions to shareholders	$(12,224,113)	$(9,980,849)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$271,099,267	$73,645,825
Class B	2,076,410	2,975,642
Class C	25,131,039	19,330,607
Net asset value of shares issued to shareholders in payment of distributions declared Class A	5,156,778	3,903,927
Class B	325,919	470,142
Class C	1,123,843	1,154,523
Cost of shares redeemed Class A	(98,725,649)	(54,759,567)
Class B	(4,671,636)	(5,719,091)
Class C	(23,124,512)	(20,978,060)
Net asset value of shares exchanged Class A	7,137,837	4,473,296
Class B	(7,137,837)	(4,473,296)
Net increase in net assets from Fund share transactions	$178,391,459	$20,023,948
Net increase in net assets	$181,466,015	$21,797,963
Net Assets
At beginning of year	$278,390,554	$256,592,591
At end of year	$459,856,569	$278,390,554
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(146,496)	$(98,345)

See notes to financial statements
12

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.290	$10.210	$10.400		$10.250		$9.860
Income (loss) from operations
Net investment income	$0.410	$0.411	$0.422		$0.437		$0.461
Net realized and unrealized gain (loss)	0.134	0.078	(0.187)		0.138		0.395
Total income from operations	$0.544	$0.489	$0.235		$0.575		$0.856
Less distributions
From net investment income	$(0.414)	$(0.409)	$(0.425)		$(0.425)		$(0.466)
Total distributions	$(0.414)	$(0.409)	$(0.425)		$(0.425)		$(0.466)
Net asset value — End of year	$10.420	$10.290	$10.210		$10.400		$10.250
Total Return(2)	5.38%	4.88%	2.29%		5.70%		8.90%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$367,010	$180,401	$152,111		$130,466		$119,619
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.79%	0.80	%†(3)	0.80	%(3)	0.82	%(3)
Interest and fee expense(4)	0.10%	—	—		—		—
Total expenses	0.88%	0.79%	0.80	%†(3)	0.80	%(3)	0.82	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.78%	0.79	%†(3)	0.80	%(3)	0.81	%(3)
Net investment income	3.95%	3.99%	4.09	%†	4.22%		4.54%
Portfolio Turnover of the Portfolio	—	—	14	%(5)	27	%(5)	24	%(5)
Portfolio Turnover of the Fund	38%	48%	19%		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Interest and fee expense relates to the liability for the floating rate notes issued in conjunction with inverse floater security transactions (See Note 1B).

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
13

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.290	$10.220	$10.410		$10.260		$9.860
Income (loss) from operations
Net investment income	$0.340	$0.335	$0.346		$0.360		$0.381
Net realized and unrealized gain (loss)	0.127	0.068	(0.191)		0.142		0.405
Total income from operations	$0.467	$0.403	$0.155		$0.502		$0.786
Less distributions
From net investment income	$(0.337)	$(0.333)	$(0.345)		$(0.352)		$(0.386)
Total distributions	$(0.337)	$(0.333)	$(0.345)		$(0.352)		$(0.386)
Net asset value — End of year	$10.420	$10.290	$10.220		$10.410		$10.260
Total Return(2)	4.60%	3.99%	1.51%		4.94%		8.15%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$11,435	$20,610	$27,157		$33,731		$32,517
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.54%	1.55	%†(3)	1.55	%(3)	1.57	%(3)
Interest and fee expense(4)	0.10%	—	—		—		—
Total expenses	1.63%	1.54%	1.55	%†(3)	1.55	%(3)	1.57	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.53%	1.54	%†(3)	1.55	%(3)	1.56	%(3)
Net investment income	3.27%	3.25%	3.36	%†	3.48%		3.75%
Portfolio Turnover of the Portfolio	—	—	14	%(5)	27	%(5)	24	%(5)
Portfolio Turnover of the Fund	38%	48%	19%		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Interest and fee expense relates to the liability for the floating rate notes issued in conjunction with inverse floater security transactions (See Note 1B).

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
14

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.640	$9.580	$9.750		$9.610		$9.240
Income (loss) from operations
Net investment income	$0.316	$0.313	$0.324		$0.335		$0.357
Net realized and unrealized gain (loss)	0.130	0.059	(0.171)		0.133		0.379
Total income from operations	$0.446	$0.372	$0.153		$0.468		$0.736
Less distributions
From net investment income	$(0.315)	$(0.312)	$(0.323)		$(0.328)		$(0.366)
Total distributions	$(0.315)	$(0.312)	$(0.323)		$(0.328)		$(0.366)
Net asset value — End of year	$9.770	$9.640	$9.580		$9.750		$9.610
Total Return(2)	4.68%	3.93%	1.51	%(3)	4.93%		8.12%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$81,411	$77,379	$77,325		$67,073		$46,629
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.54%	1.55	%†(4)	1.55	%(4)	1.57	%(4)
Interest and fee expense(5)	0.10%	—	—		—		—
Total expenses	1.63%	1.54%	1.55	%†(4)	1.55	%(4)	1.57	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.53%	1.54	%†(4)	1.55	%(4)	1.56	%(4)
Net investment income	3.24%	3.25%	3.35	%†	3.45%		3.75%
Portfolio Turnover of the Portfolio	—	—	14	%(6)	27	%(6)	24	%(6)
Portfolio Turnover of the Fund	38%	48%	19%		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for the floating rate notes issued in conjunction with inverse floater security transactions (See Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
15

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income exempt from regular federal income tax and limited principal fluctuations investing primarily in investment grade municipal obligations. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial future contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked price. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund sells a fixed-rate bond to a broker for cash. At the same time the Fund buys a residual interest in a Special Purpose Vehicle (which is generally organized as a trust) ("SPV") assets and cash flows are set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating rate notes ("Floating Rate Notes") which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and accounts for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At March 31, 2007, the Floating Rate Notes outstanding and the collateral for Floating Rate Notes outstanding were $8,180,000 and $13,080,000, respectively. The interest rate on the Floating Rate Notes outstanding at March 31, 2007 was 3.69%.

The Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate securities with comparable credit quality and maturity. The Fund's investment policies do not allow

16

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Fund to which the restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

F  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryover of $3,961,790 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire as follows on: March 31, 2011, $1,047,498, March 31, 2012, $779,785, March 31, 2013, $1,412,625, March 31, 2015, $721,882. Dividends paid by the Fund from net tax-exempt interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

G  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

I  When-issued and Delayed Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the

17

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

L  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

M  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

N  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

  2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2008 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

The tax character of distributions paid for the years ended March 31, 2007 and March 31, 2006 was as follows:

	Year Ended March 31,
	2007	2006
Distributions declared from:
Tax-exempt income	$12,187,541	$9,845,126
Ordinary income	$36,572	$135,723

During the year ended March 31, 2007, accumulated distributions in excess of net investment income was increased by $42,542, and accumulated net realized loss was decreased by $42,542 primarily due to differences between book and tax policies. This change had no effect on the net assets or the net asset value per share.

As of March 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$564,167
Capital loss carryforwards	$(3,961,790)
Unrealized appreciation	$11,666,534
Other temporary differences	$(1,178,651)

  3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in shares were as follows:

	Year Ended March 31,
Class A	2007	2006
Sales	26,015,182	7,156,285
Issued to shareholders electing to receive payments of distributions in Fund shares	496,020	379,472
Redemptions	(9,498,191)	(5,327,434)
Exchange from Class B shares	685,546	434,033
Net increase	17,698,557	2,642,356

18

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

	Year Ended March 31,
Class B	2007	2006
Sales	199,911	288,651
Issued to shareholders electing to receive payments of distributions in Fund shares	31,405	45,652
Redemptions	(451,304)	(556,574)
Exchange to Class A shares	(684,977)	(432,572)
Net decrease	(904,965)	(654,843)
	Year Ended March 31,
Class C	2007	2006
Sales	2,576,619	2,002,769
Issued to shareholders electing to receive payments of distributions in Fund shares	115,419	119,690
Redemptions	(2,378,414)	(2,174,339)
Net increase (decrease)	313,624	(51,880)

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended ended March 31, 2007 the advisory fee amounted to $1,439,666 representing 0.44% of the Fund's average daily net assets. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the year ended ended March 31, 2007, EVM received $8,755 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $42,712 as its portion of the sales charge on sales of Class A shares for the year ended ended March 31, 2007.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended ended March 31, 2007, no significant amounts have been deferred.

EVD also receives distribution and service fees from Class A, Class B and Class C shares (see note 5).

Certain officers and Trustees of the Fund are officers of the above organizations.

  5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Class A shares pay distribution and service fees equal to 0.15% of average daily net assets annually. Distribution and service fees paid or accrued for the year ended ended March 31, 2007 amounted to $348,890 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The fund paid or accrued $120,718 and $576,443 for Class B and Class C shares, respectively, to or payable to EVD for the year ended ended March 31, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At March 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately

19

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

$1,294,000 and $14,214,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.15% of average daily net assets annually of the Fund's net asset value attributable to Class B and Class C shares. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and , as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended March 31, 2007 amounted to $24,144 and $115,289 for Class B and Class C shares, respectively.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC, if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $32,000, $43,000 and $13,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the year ended ended March 31, 2007.

  7  Investment Transactions

Purchases and sales of investments by the Fund, other than U.S. Government securities and short-term obligations, aggregated $322,185,162, and $133,288,519 respectively for the year ended ended March 31, 2007.

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$461,132,797
Gross unrealized appreciation	$12,506,255
Gross unrealized depreciation	(1,307,709)
Net unrealized appreciation	$11,198,546

  9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended ended March 31, 2007.

  10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

20

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

A summary of obligations under these financial instruments as of March 31, 2007, is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation/ (Depreciation)
06/07	350 U.S. Treasury Bond	Short	$(39,485,884)	$(38,937,500)	$548,384
06/07	189 U.S. Treasury Note	Short	$(20,355,230)	$(20,435,625)	$(80,395)
					$467,989

At March 31, 2007, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

21

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipals Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipals Fund (the "Fund") (one of the series constituting the Eaton Vance Investment Trust) (the "Trust"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2007

22

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Service, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Fund designates 99.70% of dividends from net investment income as an exempt-interest dividend.

23

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

24

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the National Limited Maturity Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in particular foreign markets or industries. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part

25

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance National Limited Maturity Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Investment Trust, (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustees

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	President of EVC, EVM, BMR and EV, and Director of EVD. Chief Investment Officer of EVC, EVM and BMR. Trustee and/or officer of 164 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with BMR, EVM, EVC, EVD and EV, which are affiliates of the Trust.	164	Director of EVC

James B. Hawkes 11/9/41	Trustee and Vice President	Trustee and Vice President of the Trust since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; President, Chief Executive Officer and Director of EVD. Trustee and/or officer of 172 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC, EVD and EV, which are affiliates of the Trust.	172	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	172	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000).	169	Director of Assurant, Inc., Loring Ward International (fund distributor) and Stonemor Partners L.P. (owner and operator of cemeteries)

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	172	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	172	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	172	None

27

Eaton Vance National Limited Maturity Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	172	None

Heidi L. Steiger	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); President and Contributing Editor, Worth Magazine (2004); Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	169	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (Insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	172	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	172	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President and Portfolio Manager	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 172 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 172 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 172 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1991.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained, without charge, by calling 1-800-225-6265.

28

Investment Adviser of Eaton Vance National Limited Maturity Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

439-5/07  LNASRC

Annual Report March 31, 2007

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

California

Florida

Massachusetts

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of March 31,2007

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Lipper Rankings	3

Performance Information and Portfolio Composition
California	4
Florida	6
Massachusetts	8
New Jersey	10
New York	12
Ohio	14
Pennsylvania	16

Fund Expenses	18

Financial Statements	22

Federal Tax Information	82

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	83

Management and Organization	86

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Limited Maturity Municipals Funds (the “Funds”) are designed to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds also seek to provide limited principal fluctuation.

Economic and Market Conditions

First quarter economic growth rose 1.3% following the 2.2% growth rate achieved in the fourth quarter of 2006.  The housing sector continued to struggle, with the sub-prime sector experiencing continuing pressure, and short-term variable rate mortgages resetting higher.  Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005.  Away from housing and autos, the economy appears to be slowing but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Fed is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At March 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose in the first quarter, resulting in underperformance of the municipal sector.  On March 31, 2007, long-term AAA-rated municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the year ended March 31, 2007, the Lehman Brothers 7-Year Municipal Bond Index† (the “Index”), a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years, posted a gain of 5.05%. For more information about the Funds’ performance and that of funds in the same Lipper Classifications,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds currently invest primarily in intermediate-maturity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility. Given the flattening of the yield curve for other fixed-income securities over the past two years, the intermediate part of the curve has become an attractive area for municipals.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and sustained growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities, sectors and jurisdictions. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

*  Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

†  It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

LIPPER RANKINGS

LIPPER QUINTILE RANKINGS BY TOTAL RETURN at 3/31/07

FUND	1-YEAR	3-YEAR	5-YEAR	10-YEAR

CALIFORNIA LTD. MATURITY MUNICIPALS CLASS A	2ND	1ST	2ND	3RD
CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS CLASSIFICATION	18 of 49	5 of 44	8 of 34	9 of 16

FLORIDA LTD. MATURITY MUNICIPALS CLASS A	2ND	1ST	1sT	2ND
FLORIDA INTERMEDIATE MUNICIPAL DEBT FUNDS CLASSIFICATION	2 of 8	1 of 8	1 of 5	2 of 5

MASSACHUSETTS LTD. MATURITY MUNICIPALS CLASS A	1ST	1ST	2ND	3RD
MASSACHUSETTS INTERMEDIATE MUNICIPAL DEBT FUNDS CLASSIFICATION	3 of 14	2 of 14	3 of 11	5 of 8

NEW JERSEY LTD. MATURITY MUNICIPALS CLASS A	1ST	1ST	2ND	3RD
OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS CLASSIFICATION	15 of 120	3 of 116	26 of 95	39 of 74

NEW YORK LTD. MATURITY MUNICIPALS CLASS A	1ST	1ST	2ND	2ND
NEW YORK INTERMEDIATE MUNICIPAL DEBT FUNDS CLASSIFICATION	2 of 38	5 of 35	6 of 25	6 of 14

OHIO LTD. MATURITY MUNICIPALS CLASS A	1ST	1ST	1ST	3RD
OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS CLASSIFICATION	3 of 18	2 of 16	3 of 15	5 of 11

PENNSYLVANIA LTD. MATURITY MUNICIPALS CLASS A	1ST	1ST	1ST	2ND
PENNSYLVANIA INTERMEDIATE MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 14	1 of 14	2 of 14	3 of 8

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.52%	3.64%	3.67%
Five Years	4.38	3.59	N.A.
Ten Years	4.59	3.79	N.A.
Life of Fund †	4.60	3.99	3.10
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.15%	0.64%	2.67%
Five Years	3.92	3.59	N.A.
Ten Years	4.35	3.79	N.A.
Life of Fund †	4.38	3.99	3.10

†Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

Total Annual Operating Expenses*	Class A	Class B	Class C

Expense Ratio	0.86%	1.61%	1.61%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	3.65%	2.90%	2.91%
Taxable-Equivalent Distribution Rate(2),(3)	6.19	4.92	4.94
SEC 30-day Yield(4)	2.91	2.23	2.23
Taxable-Equivalent SEC 30-day Yield(3),(4)	4.94	3.78	3.78

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper California Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.23%
Five Years	3.83
Ten Years	4.56

Portfolio Manager: Cynthia J. Clemson

*  Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/97 and 3/23/05 (commencement of operations), respectively, would have been valued at $15,662 ($15,310 at the maximum offering price) and $10,640, respectively, on 3/31/07. It is not possible to invest directly in an Index. The total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 49, 34 and 16 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2007

Performance information and portfolio Composition

Rating Distribution*(1), (2)

By total investments

Fund Statistics (2)

• Number of Issues:	68
• Average Maturity:	11.6 years
• Average Effective Maturity:	6.8 years
• Average Rating:	AA
• Average Call Protection:	6.4 years

(1) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 3/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000, in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.32%	3.54%	3.46%
Five Years	4.31	3.54	3.52
Ten Years	4.52	3.75	3.72
Life of Fund †	4.45	3.95	3.34
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.92%	0.54%	2.46%
Five Years	3.84	3.54	3.52
Ten Years	4.29	3.75	3.72
Life of Fund †	4.23	3.95	3.34

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses*	Class A	Class B	Class C

Expense Ratio	0.85%	1.60%	1.60%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	3.75%	3.00%	3.00%
Taxable-Equivalent Distribution Rate(2),(3)	5.77	4.62	4.62
SEC 30-day Yield(4)	3.04	2.36	2.36
Taxable-Equivalent SEC 30-day Yield(3),(4)	4.68	3.63	3.63

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper Florida Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	3.91%
Five Years	3.93
Ten Years	4.27

Portfolio Manager: Craig R. Brandon, CFA

*  Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/97 would have been valued at $15,565 ($15,215 at the maximum offering price) and $14,410, respectively, on 3/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Intermediate Municipal Debt Funds Classification contained 8, 5 and 5 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2007

Performance information and portfolio Composition

Rating Distribution*(1),(2)

By total investments

Fund Statistics (2)

• Number of Issues:	64
• Average Maturity:	10.6 years
• Average Effective Maturity:	6.2 years
• Average Rating:	AA+
• Average Call Protection:	6.1 years

(1) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 3/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.66%	3.87%	3.81%
Five Years	4.24	3.46	3.43
Ten Years	4.39	3.59	3.59
Life of Fund †	4.41	3.86	3.36
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.33%	0.87%	2.81%
Five Years	3.76	3.46	3.43
Ten Years	4.15	3.59	3.59
Life of Fund †	4.19	3.86	3.36

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses*	Class A	Class B	Class C

Expense Ratio	0.82%	1.57%	1.57%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	3.68%	2.92%	2.93%
Taxable-Equivalent Distribution Rate(2),(3)	5.98	4.74	4.76
SEC 30-day Yield(4)	2.93	2.25	2.25
Taxable-Equivalent SEC 30-day Yield(3),(4)	4.76	3.66	3.66

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper Massachusetts Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.15%
Five Years	3.88
Ten Years	4.27

Portfolio Manager: William H. Ahern, CFA

*  Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/97 would have been valued at $15,360 ($15,014 at the maximum offering price) and $14,231, respectively, on 3/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Intermediate Municipal Debt Funds Classification contained 14, 11 and 8 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution*(1),(2)

By total investments

Fund Statistics (2)

• Number of Issues:	66
• Average Maturity:	10.2 years
• Average Effective Maturity:	7.2 years
• Average Rating:	AA+
• Average Call Protection:	7.2 years

(1) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 3/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 , in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.76%	4.09%	N.A.
Five Years	4.21	3.44	N.A.
Ten Years	4.37	3.58	N.A.
Life of Fund †	4.46	3.89	2.84%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.43%	1.09%	N.A.
Five Years	3.74	3.44	N.A.
Ten Years	4.13	3.58	N.A.
Life of Fund †	4.23	3.89	1.84%

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 8/1/06

Total Annual Operating Expenses	Class A	Class B	Class C

Expense Ratio	0.88%	1.63%	1.63%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	3.67%	2.93%	2.93%
Taxable-Equivalent Distribution Rate(2),(3)	6.20	4.95	4.95
SEC 30-day Yield(4)	3.08	2.39	2.62
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.21	4.04	4.43

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper Other States Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.10%
Five Years	3.84
Ten Years	4.27

Portfolio Manager: Craig R. Brandon, CFA

*  Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A on 3/31/97 and Class C on 8/1/06 (commencement of operations) would have been valued at $15,331 ($14,988 at the maximum offering price) and $10,284 ($10,184 after deduction of CDSC), respectively, on 3/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 120, 95 and 74 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution(1),(2)

By total investments

Fund Statistics (2)

• Number of Issues:	53
• Average Maturity:	10 1 years
• Average Effective Maturity:	7.9 years
• Average Rating:	AA
• Average Call Protection:	7.8 years

(1) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 3/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000, in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.97%	4.19%	4.14%
Five Years	4.31	3.54	3.50
Ten Years	4.78	3.98	3.96
Life of Fund†	4.77	4.14	3.59
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.62%	1.19%	3.14%
Five Years	3.83	3.54	3.50
Ten Years	4.54	3.98	3.96
Life of Fund†	4.55	4.14	3.59

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses*	Class A	Class B	Class C
Expense Ratio	0.82%	1.57%	1.57%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate2	3.71%	2.97%	2.97%
Taxable-Equivalent Distribution Rate(2),(3)	6.13	4.91	4.91
SEC 30-day Yield(4)	3.10	2.43	2.43
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.12	4.01	4.01

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper New York Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	3.99%
Five Years	3.88
Ten Years	4.66

Portfolio Manager: William H. Ahern, CFA

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/97 would have been valued at $15,953 ($15,596 at the maximum offering price) and $14,753, respectively, on 3/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been  incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or  higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 38, 25 and 14 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as are of month end only.

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial  statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows:

AAA	59.7%	BB	1.8%
AA	20.5%	CCC	1.5%
A	7.5%	Not Rated	3.3%
BBB	5.7%

Fund Statistics (2)

•	Number of Issues:	91
•	Average Maturity:	11.8 years
•	Average Effective Maturity:	7.6 years
•	Average Call Protection:	7.4 years

(1) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 , in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.33%	3.56%	N.A.
Five Years	3.94	3.16	N.A.
Ten Years	4.07	3.30	N.A.
Life of Fund†	4.05	3.4	2.53%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.00%	0.56%	N.A.
Five Years	3.47	3.16	N.A.
Ten Years	3.83	3.30	N.A.
Life of Fund†	3.82	3.4	1.53%

†Inception date: Class A: 10/22/96; Class B: 4/16/93; Class C: 8/1/06

Total Annual Operating Expenses*	Class A	Class B	Class C
Expense Ratio	1.04%	1.79%	1.79%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(2)	3.62%	2.86%	2.86%
Taxable-Equivalent Distribution Rate(2),(3)	6.02	4.76	4.76
SEC 30-day Yield(4)	2.90	2.23	2.52
Taxable-Equivalent SEC 30-day Yield(3),(4)	4.82	3.7	3.7

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper Ohio Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	3.63%
Five Years	3.34
Ten Years	3.96

Portfolio Manager: William H. Ahern, CFA

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 4/16/93.

A $10,000 hypothetical investment at net asset value in Class A on 3/31/97 and Class C on 8/1/06 (commencement of operations) would have been valued at $14,904 ($14,563 at the maximum offering price) and $10,254 ($10,154 after deduction of CDSC), respectively, on 3/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been  incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Intermediate f Municipal Debt Funds Classification contained 18, 15 and 11 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution*(1),(2)

By total investments

Fund Statistics (2)

•	Number of Issues:	48
•	Average Maturity:	9.2 years
•	Average Effective Maturity:	6.6 years
•	Average Rating:	AA+
•	Average Call Protection:	6.5 years

(1) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 3/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000, in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.78%	4.01%	3.95%
Five Years	4.49	3.72	3.70
Ten Years	4.60	3.81	3.79
Life of Fund†	4.65	4.09	3.5
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.39%	1.01%	2.95%
Five Years	4.02	3.72	3.70
Ten Years	4.37	3.81	3.79
Life of Fund†	4.43	4.09	3.51

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses*	Class A	Class B	Class C
Expense Ratio	0.87%	1.62%	1.62%

*From the Fund’s prospectus dated 8/1/06.

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(2)	3.79%	3.05%	3.05%
Taxable-Equivalent Distribution Rate(2),(3)	6.02	4.84	4.84
SEC 30-day Yield(4)	3.07	2.39	2.40
Taxable-Equivalent SEC 30-day Yield(3),(4)	4.87	3.79	3.81

Index Performance(5)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
One Year	5.05%
Five Years	4.88
Ten Years	5.33

Lipper Averages(6)

Lipper Pennsylvania Intermediate Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.20%
Five Years	3.92
Ten Years	4.40

Portfolio Manager: Craig R. Brandon, CFA

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/97 would have been valued at $15,682 ($15,333 at the maximum offering price) and $14,507, respectively, on 3/31/07. It is not possible to invest directly in  an Index. The Index’s total return does not reflect the expenses that would have been  incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or  higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) f Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Intermediate Municipal Debt Funds Classification contained 14, 14 and 8 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution*(1),(2)

By total investments

Fund Statistics (2)

•	Number of Issues:	53
•	Average Maturity:	11 2 years
•	Average Effective Maturity:	6 7 years
•	Average Rating:	AA+
•	Average Call Protection:	6.6 years

(1) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 3/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 – March 31, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund's expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,017.20	$4.63
Class B	$1,000.00	$1,012.50	$8.43
Class C	$1,000.00	$1,012.40	$8.33
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.63
Class B	$1,000.00	$1,016.60	$8.45
Class C	$1,000.00	$1,016.70	$8.35

* Expenses are equal to the Fund's annualized expense ratio of 0.92% for Class A shares, 1.68% for Class B shares and 1.66% for Class C shares, multiplied by the average account over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Florida Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,015.70	$4.32
Class B	$1,000.00	$1,012.00	$8.13
Class C	$1,000.00	$1,010.70	$8.12
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.33
Class B	$1,000.00	$1,016.90	$8.15
Class C	$1,000.00	$1,016.90	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 0.86% for Class A shares, 1.62% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,014.30	$4.12
Class B	$1,000.00	$1,011.60	$7.92
Class C	$1,000.00	$1,010.40	$7.92
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13
Class B	$1,000.00	$1,017.10	$7.95
Class C	$1,000.00	$1,017.10	$7.95

* Expenses are equal to the Fund's annualized expense ratio of 0.82% for Class A shares, 1.58% for Class B shares and 1.58% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FUND EXPENSES CONT'D

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,013.30	$4.62
Class B	$1,000.00	$1,009.60	$8.37
Class C	$1,000.00	$1,009.60	$7.87
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.63
Class B	$1,000.00	$1,016.60	$8.40
Class C	$1,000.00	$1,017.10	$7.90

* Expenses are equal to the Fund's annualized expense ratio of 0.92% for Class A shares, 1.67% for Class B shares and 1.57% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,015.60	$4.17
Class B	$1,000.00	$1,011.90	$7.93
Class C	$1,000.00	$1,010.70	$7.92
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18
Class B	$1,000.00	$1,017.10	$7.95
Class C	$1,000.00	$1,017.10	$7.95

* Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares and 1.58% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Ohio Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,012.80	$5.07
Class B	$1,000.00	$1,009.00	$8.82
Class C	$1,000.00	$1,010.10	$8.87
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.09
Class B	$1,000.00	$1,016.20	$8.85
Class C	$1,000.00	$1,016.10	$8.90

* Expenses are equal to the Fund's annualized expense ratio of 1.01% for Class A shares, 1.76% for Class B shares and 1.77% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,015.00	$4.22
Class B	$1,000.00	$1,011.30	$7.97
Class C	$1,000.00	$1,011.00	$7.97
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.23
Class B	$1,000.00	$1,017.00	$8.00
Class C	$1,000.00	$1,017.00	$8.00

* Expenses are equal to the Fund's annualized expense ratio of 0.84% for Class A shares, 1.59% for Class B shares and 1.59% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.5%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 3.1%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$270,077
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	565,630
290	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	311,495
		$1,147,202
General Obligations — 4.1%
$400	California, 5.25%, 2/1/14	$430,408
1,000	California, 5.25%, 11/1/16	1,084,360
		$1,514,768
Hospital — 6.1%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$530,080
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	744,695
75	Eastern Plumas Health Care District, 7.50%, 8/1/07	75,453
200	San Benito Health Care District, 5.375%, 10/1/12	203,764
400	Stockton, Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	411,576
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	317,736
		$2,283,304
Housing — 2.0%
$750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$758,970
		$758,970
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$200,088
		$200,088
Insured-Education — 4.5%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$339,273
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	528,860

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	Santa Monica, Community College District, (FGIC), 0.00%, 8/1/12	$812,470
		$1,680,603
Insured-Electric Utilities — 6.0%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14(1)(2)	$1,135,150
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	534,520
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	572,030
		$2,241,700
Insured-Escrowed / Prerefunded — 2.8%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$230,141
750	Los Angeles Unified School District, (Election of 1997), Prerefunded to 5/1/12, (MBIA), 5.125%, 7/1/21(2)	805,552
		$1,035,693
Insured-General Obligations — 20.6%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$430,052
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	816,310
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	779,198
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	875,847
1,000	Novato Unified School District, (MBIA), 5.00%, 8/1/23	1,072,790
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	656,310
1,260	Santa Clarita Community College, (FSA), 5.00%, 8/1/28	1,336,117
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	623,023
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,084,730
		$7,674,377
Insured-Hospital — 1.1%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$423,628
		$423,628
Insured-Lease Revenue / Certificates of Participation — 6.4%
$1,750	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,038,030
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	814,357

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$542,739
		$2,395,126
Insured-Other Revenue — 2.8%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$1,053,020
		$1,053,020
Insured-Special Tax Revenue — 7.6%
$600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$642,222
1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,083,450
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,118,350
		$2,844,022
Insured-Transportation — 8.1%
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$1,140,900
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	834,560
1,000	San Jose Airport, (FSA), (AMT), 5.00%, 3/1/11	1,043,920
		$3,019,380
Insured-Water and Sewer — 2.2%
$250	Sacramento County Sanitation District Financing Authority, (AMBAC), 5.50%, 12/1/19	$288,455
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	523,140
		$811,595
Lease Revenue / Certificates of Participation — 3.0%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,110,140
		$1,110,140
Other Revenue — 0.8%
$285	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$306,637
		$306,637

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.5%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$254,182
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	674,549
		$928,731
Solid Waste — 1.0%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$357,508
		$357,508
Special Tax Revenue — 8.5%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$307,461
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	204,813
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,679
100	Eastern Municipal Water District, 4.80%, 9/1/20	100,985
75	Eastern Municipal Water District, 4.85%, 9/1/21	75,658
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	208,364
250	Jurupa Community Services District, 5.00%, 9/1/25	253,068
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,897
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,796
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	416,165
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	308,762
200	Santa Margarita Water District, 6.10%, 9/1/14	212,050
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	201,058
100	Temecula Valley, Unified School District Community Facilities District, 4.75%, 9/1/21	100,638
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	205,850
250	Whittier Public Financing Authority, (Greenleaf Ave/Whittier Redevelopment), 5.50%, 11/1/16	262,560
		$3,175,804
Transportation — 4.4%
$1,250	Bay Area Toll Authority, 5.00%, 4/1/31(3)	$1,324,800
290	Port Redwood City, (AMT), 5.40%, 6/1/19	300,965
		$1,625,765

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.4%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$508,315
		$508,315
Total Tax-Exempt Investments (identified cost $35,627,897)		$37,096,376
Short-Term Investments — 3.0%
Principal Amount (000's omitted)	Description	Value
$1,100	Los Angeles, Water and Power Revenue, 3.43%, 7/1/34	$1,100,000
Total Short-Term Investments (at amortized cost, $1,100,000)		$1,100,000
Total Investments — 102.5% (identified cost $36,727,897)		$38,196,376
Other Assets, Less Liabilities — (2.5)%		$(927,201)
Net Assets — 100.0%		$37,269,175

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 60.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.0% to 20.2% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.6%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 6.3%
$1,000	Highlands County, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/08, 5.25%, 11/15/20	$1,034,810
250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	263,065
250	Lee County, Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.75%, 11/15/14	264,612
555	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	594,666
695	Orlando, Utilities Commission Water and Electric, Prerefunded to 10/1/11, 5.25%, 10/1/20	746,242
		$2,903,395
Hospital — 5.7%
$1,000	Brevard County, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,053,710
1,000	Highlands County, Health Facilities Authority, (Adventis Bolingbrook), 5.125%, 11/15/20	1,059,960
500	West Orange Healthcare District, 5.50%, 2/1/10	519,550
		$2,633,220
Housing — 1.7%
$750	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$759,765
		$759,765
Industrial Development Revenue — 1.1%
$500	Polk County, Industrial Development Authority, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$516,955
		$516,955
Insured-Electric Utilities — 3.2%
$2,000	Escambia County, Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,472,340
		$1,472,340
Insured-Escrowed / Prerefunded — 6.9%
$750	Florida Board of Education Lottery Revenue, Prerefunded to 7/1/10, (FGIC), 5.25%, 7/1/20	$793,470
750	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), Prerefunded to 8/15/11, (AMBAC), 5.625%, 8/15/16	814,020

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,000	Port Saint Lucie Utility Revenue, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	$716,620
770	Seminole County Sales Tax, (FGIC), Prerefunded to 10/1/11, 5.375%, 10/1/19	830,738
		$3,154,848
Insured-General Obligations — 7.4%
$500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	$415,950
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,080,520
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	797,715
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,111,800
		$3,405,985
Insured-Hospital — 3.5%
$1,000	Saint Petersburg, Health Facilities Authority, (All Children's Hospital), (AMBAC), 5.50%, 11/15/17	$1,072,130
500	Sarasota County, Public Hospital, (MBIA), 5.25%, 7/1/18	549,725
		$1,621,855
Insured-Housing — 2.0%
$450	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$457,357
430	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	437,301
		$894,658
Insured-Other Revenue — 1.2%
$500	Saint Johns County, Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	$528,730
		$528,730
Insured-Solid Waste — 5.5%
$1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07	$1,763,300
1,100	Palm Beach County, Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	750,222
		$2,513,522
Insured-Special Tax Revenue — 11.1%
$1,755	Julington Creek Plantation, Community Development District, (MBIA), 4.75%, 5/1/19	$1,812,213
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,554,800
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	312,220

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	$627,154
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	263,510
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	527,450
		$5,097,347
Insured-Transportation — 10.9%
$1,000	Broward County, Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,032,620
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16(1)	1,786,890
2,000	Hillsborough County, Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,150,340
		$4,969,850
Insured-Water and Sewer — 13.9%
$2,400	Cocoa, Water & Sewer Revenue, (AMBAC), 5.50%, 10/1/23	$2,779,656
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	789,510
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,110,460
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,124,340
500	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	574,555
		$6,378,521
Nursing Home — 0.7%
$295	Orange County, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$305,635
		$305,635
Senior Living / Life Care — 1.3%
$600	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$601,512
		$601,512
Special Tax Revenue — 9.9%
$475	Arbor Greene, Community Development District, 5.00%, 5/1/19	$502,849
375	Concorde Estates Community Development District, (Capital Improvements), 5.00%, 5/1/11	375,285
90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	91,856
240	Dupree Lakes, Community Development District, 5.00%, 11/1/10	240,036

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$145	Dupree Lakes, Community Development District, 5.00%, 5/1/12	$144,448
150	Fishhawk, Community Development District II, 5.125%, 11/1/09	150,080
55	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	55,142
175	Heritage Harbor South, Community Development District, (Capital Improvements), 5.25%, 11/1/08	175,298
5	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	5,011
60	Longleaf Community Development District, 6.20%, 5/1/09	60,398
170	New River, Community Development District, (Capital Improvements), 5.00%, 5/1/13	168,982
330	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	337,161
165	North Springs, Improvement District, (Heron Bay), 5.00%, 5/1/14	163,586
1,000	Orlando, Capital Improvements, 5.00%, 10/1/18	1,027,930
100	Sterling Hill, Community Development District, (Capital Improvements), 5.10%, 5/1/11	100,306
280	Sterling Hill, Community Development District, (Capital Improvements), 5.50%, 11/1/10	280,291
600	Tisons Landing, Community Development District, (Capital Improvements), 5.00%, 11/1/11	597,186
40	Waterlefe Community Development District, (Capital Improvements), 6.25%, 5/1/10	40,063
		$4,515,908
Transportation — 3.1%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,410,698
		$1,410,698
Utilities — 3.2%
$405	Orlando, Utilities Commission Water and Electric, 5.25%, 10/1/20	$432,945
240	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/18	251,969
750	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/22	788,865
		$1,473,779
Total Tax-Exempt Investments — 98.6% (identified cost $43,336,396)		$45,158,523
Other Assets, Less Liabilities — 1.4%		$653,602
Net Assets — 100.0%		$45,812,125

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 66.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 29.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts..

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.4%
Principal Amount (000's omitted)	Security	Value
Education — 18.2%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$598,090
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,071,640
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	413,916
1,305	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.25%, 6/1/20	1,407,012
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,097,650
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,052,080
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,131,290
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,923,564
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	842,010
1,125	Massachusetts Industrial Finance Agency, (Babson College), 5.375%, 10/1/17	1,154,171
750	Massachusetts Industrial Finance Agency, (St. John's High School, Inc.), 5.70%, 6/1/18	771,232
		$11,462,655
Electric Utilities — 0.9%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$534,955
		$534,955
Escrowed / Prerefunded — 12.1%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,047,690
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	364,626
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.15%, 9/1/13	512,910
485	Massachusetts Industrial Finance Agency, (Dana Hall School), Prerefunded to 7/1/07, 5.90%, 7/1/27	497,212
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	522,525
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,253,520
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(1)(2)	2,283,498

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$736,957
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	414,696
		$7,633,634
General Obligations — 6.9%
$500	Burlington, 5.00%, 2/1/15	$542,885
500	Burlington, 5.00%, 2/1/16	545,945
750	Falmouth, 5.25%, 2/1/16	807,293
1,100	Wellesley, 5.00%, 6/1/16	1,210,011
1,150	Wellesley, 5.00%, 6/1/17	1,270,244
		$4,376,378
Health Care-Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$166,739
125	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	126,395
		$293,134
Hospital — 5.2%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$646,608
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	930,083
390	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	391,065
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	257,030
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,054,160
		$3,278,946
Industrial Development Revenue — 1.0%
$600	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	$602,628
		$602,628
Insured-Education — 4.7%
$1,690	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/20	$1,892,783
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,089,530
		$2,982,313

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 9.8%
$2,120	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$2,270,732
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,073,970
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	566,385
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,288,120
		$6,199,207
Insured-Escrowed / Prerefunded — 4.2%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,058,620
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	713,804
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	901,000
		$2,673,424
Insured-General Obligations — 9.2%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,668,223
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,089,540
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	827,619
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,062,220
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,130,520
		$5,778,122
Insured-Hospital — 1.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.375%, 5/15/15	$1,066,920
		$1,066,920
Insured-Pooled Loans — 1.7%
$1,100	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22(3)	$1,100,000
		$1,100,000
Insured-Solid Waste — 3.4%
$1,000	Massachusetts Development Finance Agency, (SEMass System), (MBIA), 5.625%, 1/1/13	$1,081,980
1,000	Massachusetts Development Finance Agency, (SEMass System), (MBIA), 5.625%, 1/1/16	1,084,250
		$2,166,230

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 2.9%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,849,120
		$1,849,120
Insured-Transportation — 5.5%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$529,185
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,274,147
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,074,860
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	570,450
		$3,448,642
Miscellaneous — 1.7%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,071,790
		$1,071,790
Senior Living / Life Care — 1.8%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$623,010
465	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	478,806
		$1,101,816
Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,037,290
		$1,037,290
Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,110,110
500	Massachusetts Special Obligations, 5.00%, 6/1/14	537,160
		$1,647,270
Transportation — 4.0%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,064,970
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,440,860
		$2,505,830

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$531,895
		$531,895
Total Tax-Exempt Investments — 100.4% (identified cost $60,980,477)		$63,342,199
Other Assets, Less Liabilities — (0.4)%		$(254,384)
Net Assets — 100.0%		$63,087,815

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 43.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 20.7% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.5%
Principal Amount (000's omitted)	Security	Value
Education — 2.0%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$781,402
		$781,402
Electric Utilities — 1.1%
$420	New Jersey Economic Development Authority, PCR, (PSEG Power), 5.00%, 3/1/12	$430,928
		$430,928
Escrowed / Prerefunded — 7.5%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$407,554
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,640,220
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	324,039
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	625,704
		$2,997,517
General Obligations — 3.9%
$500	Jersey City School District, 6.25%, 10/1/10	$540,760
1,050	Puerto Rico, 0.00%, 7/1/08	1,001,752
		$1,542,512
Hospital — 11.9%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,054,640
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	539,205
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	456,994
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	476,820
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	532,960
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	527,025
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	461,550

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 5.75%, 7/1/08	$695,314
		$4,744,508
Industrial Development Revenue — 2.0%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$350,570
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	464,810
		$815,380
Insured-Education — 4.9%
$1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,029,350
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	930,663
		$1,960,013
Insured-Electric Utilities — 1.8%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$720,731
		$720,731
Insured-Escrowed / Prerefunded — 2.6%
$1,000	New Jersey Transportation Trust Fund Authority, (XLCA), Prerefunded to 6/15/07, Variable Rate, 6.10%, 6/15/17(1)(2)	$1,045,090
		$1,045,090
Insured-General Obligations — 20.4%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$359,486
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	828,038
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	818,755
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,138,330
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,513,076
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	773,039
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	902,443
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,819,211
		$8,152,378

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 3.6%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12(3)	$1,439,178
		$1,439,178
Insured-Lease Revenue / Certificates of Participation — 4.3%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,165,040
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	564,850
		$1,729,890
Insured-Nursing Home — 1.1%
$400	Rahway Geriatrics Center, Inc., (MBIA), 5.25%, 5/1/15	$438,524
		$438,524
Insured-Transportation — 6.8%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$524,855
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,138,530
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	781,789
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	260,055
		$2,705,229
Insured-Water and Sewer — 8.6%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,212,112
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,126,140
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	384,234
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	367,476
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	351,249
		$3,441,211
Lease Revenue / Certificates of Participation — 2.8%
$1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	$1,128,390
		$1,128,390
Nursing Home — 1.3%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$515,100
		$515,100

Principal Amount (000's omitted)	Security	Value
Pooled Loans — 2.8%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,110,180
		$1,110,180
Senior Living / Life Care — 2.6%
$300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$305,601
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	304,596
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	408,484
		$1,018,681
Solid Waste — 0.2%
$60	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$61,127
		$61,127
Special Tax Revenue — 2.7%
$1,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$1,087,610
		$1,087,610
Transportation — 4.6%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,114,860
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	720,951
		$1,835,811
Total Tax-Exempt Investments — 99.5% (identified cost $37,728,457)		$39,701,390
Other Assets, Less Liabilities — 0.5%		$206,342
Net Assets — 100.0%		$39,907,732

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 54.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 17.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $1,045,090 or 2.6% of the net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23(1)	$597,570
		$597,570
Education — 1.4%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$646,344
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	114,676
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	676,894
		$1,437,914
Electric Utilities — 2.5%
$2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	$2,501,075
		$2,501,075
Escrowed / Prerefunded — 4.6%
$350	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/08, 5.00%, 5/1/16	$358,624
85	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/15/08, 4.75%, 11/15/23	86,905
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	74,638
500	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	546,350
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,282,109
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,117,470
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,040,950
		$4,507,046
General Obligations — 4.3%
$1,000	New York City, 0.00%, 8/1/08	$952,030
1,000	New York City, 0.00%, 8/1/08	952,030
1,200	New York City, 5.00%, 3/1/19	1,270,284
1,000	New York City, 5.00%, 6/1/22	1,055,850
		$4,230,194

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.6%
$175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$188,141
400	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	409,424
		$597,565
Hospital — 6.2%
$415	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$435,256
370	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	372,031
170	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	177,983
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,157,020
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,060,680
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	211,576
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	528,545
345	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	351,258
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	805,560
		$6,099,909
Housing — 2.6%
$2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	$2,059,440
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	507,535
		$2,566,975
Industrial Development Revenue — 6.9%
$1,000	Dutchess County Industrial Development Agency, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,040,290
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,712,625
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,358,375
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	265,245
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,513,875
925	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	929,052
		$6,819,462

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 9.6%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,075,830
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,104,050
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,586,367
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,146,720
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,226,755
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,156,930
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,093,430
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,067,660
		$9,457,742
Insured-Electric Utilities — 5.4%
$1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$1,070,780
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	364,290
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,132,770
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,409,587
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,415,950
		$5,393,377
Insured-Escrowed / Prerefunded — 6.0%
$500	Long Island Power Authority, Electric Systems Revenue, (FSA), Prerefunded to 6/1/08, 5.00%, 12/1/18	$512,805
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,298,218
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,036,330
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,318,639
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	470,106
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	282,157
		$5,918,255

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 6.9%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,166,950
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	527,205
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,192,830
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,184,823
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,756,646
		$6,828,454
Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,806,592
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	534,585
		$2,341,177
Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,067,080
		$1,067,080
Insured-Other Revenue — 1.1%
$1,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/18	$1,085,510
		$1,085,510
Insured-Special Tax Revenue — 8.2%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,791,765
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19(2)	2,283,920
3,540	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	4,066,823
		$8,142,508
Insured-Transportation — 8.2%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,144,830
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,104,730
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17(3)	1,133,265
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,140,900

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,225	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	$1,377,268
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,201,933
		$8,102,926
Lease Revenue / Certificates of Participation — 4.2%
$1,000	Hudson Yards Infrastructure Corp., 5.00%, 2/15/47	$1,048,320
1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	1,064,820
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,026,100
930	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	986,256
		$4,125,496
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$805,620
		$805,620
Senior Living / Life Care — 0.7%
$330	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(4)	$301,709
400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	415,108
		$716,817
Solid Waste — 2.9%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$769,538
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,106,220
		$2,875,758
Special Tax Revenue — 7.6%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,204,000
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	536,790
915	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	933,419
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	491,078
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,067,840

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	$3,278,790
		$7,511,917
Transportation — 1.1%
$1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	$1,073,820
		$1,073,820
Water and Sewer — 3.7%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,025,220
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,073,550
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	537,360
		$3,636,130
Total Tax-Exempt Investments — 99.6% (identified cost $94,864,529)		$98,440,297
Other Assets, Less Liabilities — 0.4%		$372,136
Net Assets — 100.0%		$98,812,433

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 49.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 14.8% of total investments.

(1)  Security is in bankruptcy but continues to make full interest payments.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$98,294
		$98,294
Education — 5.5%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$534,165
500	Ohio State University General Receipts, 5.25%, 12/1/17	535,585
		$1,069,750
Escrowed / Prerefunded — 7.7%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$258,877
750	Ohio Parks and Recreational Capital Facilities, Prerefunded to 6/1/12, 5.50%, 6/1/14	814,717
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	258,402
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	181,429
		$1,513,425
General Obligations — 4.7%
$100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	$105,948
500	Hamilton School District, 6.15%, 12/1/15	582,650
250	Ohio, 0.00%, 8/1/08	238,070
		$926,668
Hospital — 6.0%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$556,555
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	533,435
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	91,898
		$1,181,888
Housing — 1.3%
$240	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$244,202
		$244,202

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 6.3%
$500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$516,325
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	514,515
210	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	210,920
		$1,241,760
Insured-Education — 4.0%
$750	Cleveland-Cuyahoga County, Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$791,520
		$791,520
Insured-Escrowed / Prerefunded — 4.9%
$300	Cleveland Airport System, Prerefunded to 1/1/10, (FSA), 5.25%, 1/1/14	$315,363
600	Springfield City School District, Clark County, Prerefunded to 12/1/11, (FGIC), 5.00%, 12/1/17	642,444
		$957,807
Insured-General Obligations — 23.1%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$211,618
250	Athens City School District, (FSA), 5.45%, 12/1/10	265,707
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	239,382
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	221,217
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	248,580
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	738,600
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	146,086
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	660,848
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12(1)	543,385
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	716,264
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	534,847
		$4,526,534
Insured-Hospital — 2.7%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$537,825
		$537,825

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Industrial Development Revenue — 2.8%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$547,405
		$547,405
Insured-Lease Revenue / Certificates of Participation — 5.5%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$537,765
500	Ohio Higher Educational Facilities Commission, (Xavier University), (CIFG), 5.00%, 5/1/22	530,910
		$1,068,675
Insured-Other Revenue — 2.9%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$563,715
		$563,715
Insured-Special Tax Revenue — 1.5%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$287,205
		$287,205
Insured-Transportation — 4.4%
$750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	$854,423
		$854,423
Insured-Water and Sewer — 2.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$508,929
		$508,929
Lease Revenue / Certificates of Participation — 1.1%
$200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$209,406
		$209,406
Pooled Loans — 7.2%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$257,383
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	304,455
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	260,255
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	336,782

Principal Amount (000's omitted)	Security	Value
Pooled Loans (continued)
$145	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), 5.10%, 5/15/12	$148,734
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (AMT), 6.125%, 11/15/09	103,237
		$1,410,846
Water and Sewer — 5.4%
$500	Cincinnati, Water System, 4.50%, 12/1/21	$513,195
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	545,890
		$1,059,085
Total Tax-Exempt Investments — 100.1% (identified cost $18,699,027)		$19,599,362
Other Assets, Less Liabilities — (0.1)%		$(16,206)
Net Assets — 100.0%		$19,583,156

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 18.7% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.7%
$520	Carbon County, Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$541,663
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	356,104
		$897,767
Education — 4.7%
$2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,435,987
		$2,435,987
Electric Utilities — 0.8%
$400	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$423,088
		$423,088
Escrowed / Prerefunded — 2.5%
$250	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$277,697
985	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	1,012,915
		$1,290,612
General Obligations — 2.1%
$1,000	Delaware County, 5.00%, 10/1/21	$1,068,650
		$1,068,650
Hospital — 3.2%
$80	Hazleton, Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	$79,967
200	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	212,258
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	547,645
800	Washington County, Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	829,680
		$1,669,550

Principal Amount (000's omitted)	Security	Value
Housing — 2.6%
$1,335	Allegheny County, Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,348,564
		$1,348,564
Industrial Development Revenue — 4.3%
$700	Erie, Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$719,915
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	756,937
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	762,120
		$2,238,972
Insured-Cogeneration — 2.6%
$1,300	Pennsylvania Economic Development Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,330,147
		$1,330,147
Insured-Education — 6.4%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,153,640
1,100	Lycoming County, College Authority, (Pennsylvania College of Technology ), (AMBAC), 5.125%, 5/1/22	1,162,106
		$3,315,746
Insured-Electric Utilities — 5.8%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,584,675
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,409,587
		$2,994,262
Insured-Escrowed / Prerefunded — 21.7%
$1,000	Council Rock, School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,056,280
2,000	Ephrata, Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	2,131,480
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	532,530
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,065,990
1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,078,300
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,070,260

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,000	Spring-Ford, Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	$1,053,980
250	University of Pittsburgh, (FGIC), Prerefunded to 6/1/07, 5.125%, 6/1/22	255,560
5,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,007,550
		$11,251,930
Insured-General Obligations — 19.1%
$1,020	Cornwall Lebanon, School District, (FSA), 0.00%, 3/15/16(1)	$710,206
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,315,475
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,322,797
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,138,444
1,000	Palmyra, Area School District, (FGIC), 5.00%, 5/1/17	1,051,680
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,269,380
1,000	Reading, School District, (FGIC), 0.00%, 1/15/12	831,040
1,250	Sto-Rox, School District, (FGIC), 5.125%, 12/15/22	1,316,862
		$9,955,884
Insured-Hospital — 1.1%
$500	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$546,995
		$546,995
Insured-Special Tax Revenue — 1.8%
$350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$361,617
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	574,410
		$936,027
Insured-Transportation — 11.9%
$1,000	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,050,980
590	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/12	636,634
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,270,260
1,000	Philadelphia, Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,025,720
625	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	702,688
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	519,065
		$6,205,347
Insured-Utility — 2.1%
$1,000	Philadelphia, Gas Works Revenue, (FSA), 5.25%, 8/1/17	$1,068,890
		$1,068,890

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 1.5%
$750	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	$795,585
		$795,585
Senior Living / Life Care — 2.6%
$500	Bucks County Industrial Development Authority, (Pennswood), 5.80%, 10/1/20	$528,685
390	Cliff House Trust (AMT), 6.625%, 6/1/27(2)	278,944
335	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	347,573
185	Lancaster County, Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	194,494
		$1,349,696
Transportation — 0.6%
$325	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$324,935
		$324,935
Total Tax-Exempt Investments — 99.1% (identified cost $49,111,054)		$51,448,634
Other Assets, Less Liabilities — 0.9%		$473,235
Net Assets — 100.0%		$51,921,869

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 74.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 25.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security in default in respect to principal payments.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of March 31, 2007

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Assets
Investments —
Identified cost	$36,727,897	$43,336,396	$60,980,477	$37,728,457
Unrealized appreciation	1,468,479	1,822,127	2,361,722	1,972,933
Investments, at value	$38,196,376	$45,158,523	$63,342,199	$39,701,390
Cash	$224,359	$67,857	$236,205	$32,812
Receivable for investments sold	—	110,413	5,000	—
Receivable for Fund shares sold	8,330	154	67,784	367
Interest receivable	404,968	757,019	766,098	472,835
Receivable for daily variation margin on open financial futures contracts	21,250	18,000	22,938	18,750
Total assets	$38,855,283	$46,111,966	$64,440,224	$40,226,154
Liabilities
Payable for Fund shares redeemed	$124,451	$46,081	$47,432	$68,282
Demand note payable	—	100,000	—	100,000
Dividends payable	59,393	73,603	95,542	65,123
Payable for when-issued securities	1,324,452	—	1,100,562	—
Payable to affiliate for Trustees' fees	42	—	196	13
Payable to affiliate for investment advisory fees	13,972	17,683	23,775	15,343
Payable to affiliate for distribution and service fees	14,563	22,992	31,519	16,927
Accrued expenses	49,235	39,482	53,383	52,734
Total liabilities	$1,586,108	$299,841	$1,352,409	$318,422
Net Assets	$37,269,175	$45,812,125	$63,087,815	$39,907,732
Sources of Net Assets
Paid-in capital	$36,389,601	$45,169,548	$62,841,981	$38,977,757
Accumulated net realized loss (computed on the basis of identified cost)	(706,516)	(1,251,252)	(2,208,762)	(1,183,045)
Accumulated undistributed net investment income	4,161	38,259	21,006	93,414
Net unrealized appreciation (computed on the basis of identified cost)	1,581,929	1,855,570	2,433,590	2,019,606
Total	$37,269,175	$45,812,125	$63,087,815	$39,907,732
Class A Shares
Net Assets	$35,936,791	$33,440,260	$45,300,197	$37,031,222
Shares Outstanding	3,453,538	3,254,195	4,439,270	3,625,549
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.41	$10.28	$10.20	$10.21
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.65	$10.52	$10.43	$10.45
Class B Shares
Net Assets	$770,181	$2,760,150	$3,648,485	$2,875,479
Shares Outstanding	74,255	268,575	357,763	281,565
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.37	$10.28	$10.20	$10.21
Class C Shares
Net Assets	$562,203	$9,611,715	$14,139,133	$1,031
Shares Outstanding	55,920	990,594	1,446,556	101
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.05	$9.70	$9.77	$10.21

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of March 31, 2007

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Assets
Investments —
Identified cost	$94,864,529	$18,699,027	$49,111,054
Unrealized appreciation	3,575,768	900,335	2,337,580
Investments, at value	$98,440,297	$19,599,362	$51,448,634
Cash	$231,325	$3,813	$30,089
Receivable for Fund shares sold	5,344	9,827	10,057
Interest receivable	1,356,601	254,166	628,090
Receivable for daily variation margin on open financial futures contracts	34,563	4,688	28,125
Total assets	$100,068,130	$19,871,856	$52,144,995
Liabilities
Payable for floating rate notes issued	$500,000	$—	$—
Interest expense and fees payable	5,248	—	—
Payable for Fund shares redeemed	447,047	105,334	45,350
Demand note payable	—	100,000	—
Dividends payable	152,498	31,040	80,673
Payable to affiliate for Trustees' fees	19	—	71
Payable to affiliate for investment advisory fees	37,174	7,490	19,940
Payable to affiliate for distribution and service fees	48,464	7,665	27,459
Accrued expenses	65,247	37,171	49,633
Total liabilities	$1,255,697	$288,700	$223,126
Net Assets	$98,812,433	$19,583,156	$51,921,869
Sources of Net Assets
Paid-in capital	$97,476,443	$19,629,095	$51,229,726
Accumulated net realized loss (computed on the basis of identified cost)	(2,267,121)	(945,005)	(1,700,658)
Accumulated undistributed (distributions in excess of) net investment income	(47,049)	1,531	(43,724)
Net unrealized appreciation (computed on the basis of identified cost)	3,650,160	897,535	2,436,525
Total	$98,812,433	$19,583,156	$51,921,869
Class A Shares
Net Assets	$72,200,954	$19,143,863	$33,998,325
Shares Outstanding	6,813,625	1,976,716	3,281,777
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.60	$9.68	$10.36
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.84	$9.90	$10.60
Class B Shares
Net Assets	$4,456,919	$438,268	$3,714,468
Shares Outstanding	420,905	45,307	358,492
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.59	$9.67	$10.36
Class C Shares
Net Assets	$22,154,560	$1,025	$14,209,076
Shares Outstanding	2,199,096	106	1,446,578
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.07	$9.67	$9.82

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended March 31, 2007

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Investment Income
Interest	$1,669,601	$2,390,250	$3,047,750	$1,986,557
Total investment income	$1,669,601	$2,390,250	$3,047,750	$1,986,557
Expenses
Investment adviser fee	$160,284	$224,322	$296,500	$185,238
Trustees' fees and expenses	1,734	6,698	6,900	1,705
Distribution and service fees
Class A	51,725	52,014	69,062	56,042
Class B	16,753	40,704	52,392	40,476
Class C	3,186	105,113	146,788	6
Legal and accounting services	40,820	43,690	43,072	36,909
Printing and postage	6,275	7,625	11,950	10,175
Custodian fee	43,137	43,116	51,173	39,878
Transfer and dividend disbursing agent fees	12,680	20,772	34,508	22,061
Registration fees	2,795	4,769	2,684	2,074
Miscellaneous	17,725	22,494	22,125	20,310
Total expenses	$357,114	$571,317	$737,154	$414,874
Deduct —
Reduction of custodian fee	$9,802	$9,350	$12,970	$4,792
Total expense reductions	$9,802	$9,350	$12,970	$4,792
Net expenses	$347,312	$561,967	$724,184	$410,082
Net investment income	$1,322,289	$1,828,283	$2,323,566	$1,576,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(6,526)	$195,788	$338,963	$171,272
Financial futures contracts	50,925	88,311	72,762	41,721
Net realized gain	$44,399	$284,099	$411,725	$212,993
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$406,534	$250,202	$376,713	$381,286
Financial futures contracts	(185,753)	(310,354)	(131,077)	(197,904)
Net change in unrealized appreciation (depreciation)	$220,781	$(60,152)	$245,636	$183,382
Net realized and unrealized gain	$265,180	$223,947	$657,361	$396,375
Net increase in net assets from operations	$1,587,469	$2,052,230	$2,980,927	$1,972,850

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended March 31, 2007

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Investment Income
Interest	$4,482,779	$884,198	$2,555,301
Total investment income	$4,482,779	$884,198	$2,555,301
Expenses
Investment adviser fee	$428,445	$84,287	$240,304
Trustees' fees and expenses	7,737	169	6,774
Distribution and service fees
Class A	100,649	27,816	50,674
Class B	62,035	6,077	50,126
Class C	217,903	6	135,886
Legal and accounting services	50,913	31,661	42,143
Printing and postage	15,740	4,475	11,275
Custodian fee	72,263	25,145	42,756
Interest expense and fees	19,864	—	—
Transfer and dividend disbursing agent fees	50,150	8,519	32,020
Registration fees	2,920	2,116	1,825
Miscellaneous	30,473	13,589	21,836
Total expenses	$1,059,092	$203,860	$635,619
Deduct —
Reduction of custodian fee	$14,295	$7,699	$10,291
Total expense reductions	$14,295	$7,699	$10,291
Net expenses	$1,044,797	$196,161	$625,328
Net investment income	$3,437,982	$688,037	$1,929,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$135,753	$(21,629)	$190,448
Financial futures contracts	14,366	33,988	1,612
Net realized gain	$150,119	$12,359	$192,060
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$1,196,256	$171,629	$489,740
Financial futures contracts	(256,655)	(50,314)	(221,204)
Net change in unrealized appreciation (depreciation)	$939,601	$121,315	$268,536
Net realized and unrealized gain	$1,089,720	$133,674	$460,596
Net increase in net assets from operations	$4,527,702	$821,711	$2,390,569

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2007

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,322,289	$1,828,283	$2,323,566	$1,576,475
Net realized gain from investment transactions and financial futures contracts	44,399	284,099	411,725	212,993
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	220,781	(60,152)	245,636	183,382
Net increase in net assets from operations	$1,587,469	$2,052,230	$2,980,927	$1,972,850
Distributions to shareholders —
From net investment income
Class A	$(1,261,454)	$(1,301,931)	$(1,692,718)	$(1,375,966)
Class B	(54,199)	(135,656)	(170,060)	(131,878)
Class C	(10,107)	(351,029)	(478,095)	(20)
Total distributions to shareholders	$(1,325,760)	$(1,788,616)	$(2,340,873)	$(1,507,864)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,203,437	$2,549,511	$6,216,998	$1,753,443
Class B	229,258	106,144	276,214	259,522
Class C	536,376	826,848	1,113,929	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	714,915	588,008	928,779	897,252
Class B	27,290	77,904	99,781	81,374
Class C	821	111,834	296,895	18
Cost of shares redeemed
Class A	(9,483,245)	(8,233,743)	(12,503,318)	(5,861,020)
Class B	(761,318)	(1,073,949)	(1,191,698)	(760,524)
Class C	—	(4,859,469)	(7,332,027)	—
Net asset value of shares exchanged
Class A	1,431,354	2,305,306	2,836,369	2,753,983
Class B	(1,431,354)	(2,305,306)	(2,836,369)	(2,753,983)
Net increase (decrease) in net assets from Fund share transactions	$467,534	$(9,906,912)	$(12,094,447)	$(3,628,935)
Net increase (decrease) in net assets	$729,243	$(9,643,298)	$(11,454,393)	$(3,163,949)
Net Assets
At beginning of year	$36,539,932	$55,455,423	$74,542,208	$43,071,681
At end of year	$37,269,175	$45,812,125	$63,087,815	$39,907,732
Accumulated undistributed net investment income included in net assets
At end of year	$4,161	$38,259	$21,006	$93,414

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2007

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,437,982	$688,037	$1,929,973
Net realized gain from investment transactions and financial futures contracts	150,119	12,359	192,060
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	939,601	121,315	268,536
Net increase in net assets from operations	$4,527,702	$821,711	$2,390,569
Distributions to shareholders —
From net investment income
Class A	$(2,488,800)	$(670,838)	$(1,286,463)
Class B	(204,945)	(19,407)	(170,522)
Class C	(719,515)	(19)	(462,156)
Total distributions to shareholders	$(3,413,260)	$(690,264)	$(1,919,141)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,487,690	$3,696,670	$1,966,250
Class B	492,970	31,833	212,418
Class C	2,485,851	1,000	2,230,520
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,739,279	317,130	726,644
Class B	129,747	14,207	89,742
Class C	415,277	18	201,131
Cost of shares redeemed
Class A	(11,790,972)	(2,652,480)	(6,188,716)
Class B	(1,754,656)	(123,000)	(987,087)
Class C	(7,507,850)	—	(4,248,403)
Net asset value of shares exchanged
Class A	3,479,728	369,950	2,622,812
Class B	(3,479,728)	(369,950)	(2,622,812)
Net increase (decrease) in net assets from Fund share transactions	$2,697,336	$1,285,378	$(5,997,501)
Net increase (decrease) in net assets	$3,811,778	$1,416,825	$(5,526,073)
Net Assets
At beginning of year	$95,000,655	$18,166,331	$57,447,942
At end of year	$98,812,433	$19,583,156	$51,921,869
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(47,049)	$1,531	$(43,724)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2006

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,313,704	$2,198,388	$2,645,703	$1,745,968
Net realized gain from investment transactions and financial futures contracts	(30,968)	261,083	(127,909)	381,948
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	136,553	(198,603)	(306,210)	(383,135)
Net increase in net assets from operations	$1,419,289	$2,260,868	$2,211,584	$1,744,781
Distributions to shareholders —
From net investment income
Class A	$(1,205,197)	$(1,511,016)	$(1,662,282)	$(1,483,036)
Class B	(91,680)	(208,177)	(254,837)	(222,516)
Class C	(876)	(449,247)	(689,434)	—
Total distributions to shareholders	$(1,297,753)	$(2,168,440)	$(2,606,553)	$(1,705,552)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,101,027	$10,579,762	$8,869,245	$3,501,552
Class B	114,396	96,659	455,124	400,508
Class C	42,286	2,856,375	3,512,579	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	658,605	636,832	959,797	1,017,873
Class B	41,407	115,566	160,990	120,670
Class C	344	134,511	431,607	—
Cost of shares redeemed
Class A	(12,117,746)	(21,089,408)	(13,044,035)	(12,499,237)
Class B	(793,102)	(1,495,889)	(1,725,834)	(1,784,118)
Class C	(29,956)	(7,019,123)	(11,523,171)	—
Net asset value of shares exchanged
Class A	527,744	1,168,153	1,969,640	1,605,620
Class B	(527,744)	(1,168,153)	(1,969,640)	(1,605,620)
Net increase (decrease) in net assets from Fund share transactions	$1,017,261	$(15,184,715)	$(11,903,698)	$(9,242,752)
Net increase (decrease) in net assets	$1,138,797	$(15,092,287)	$(12,298,667)	$(9,203,523)
Net Assets
At beginning of year	$35,401,135	$70,547,710	$86,840,875	$52,275,204
At end of year	$36,539,932	$55,455,423	$74,542,208	$43,071,681
Accumulated undistributed net investment income included in net assets
At end of year	$10,477	$11,789	$35,722	$33,756

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2006

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,690,524	$658,069	$2,059,822
Net realized gain (loss) from investment transactions and financial futures contracts	111,051	(36,914)	87,363
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(732,241)	(173,682)	(114,588)
Net increase in net assets from operations	$3,069,334	$447,473	$2,032,597
Distributions to shareholders —
From net investment income
Class A	$(2,436,745)	$(633,997)	$(1,334,021)
Class B	(330,703)	(54,800)	(244,175)
Class C	(923,016)	—	(514,636)
Total distributions to shareholders	$(3,690,464)	$(688,797)	$(2,092,832)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,259,196	$2,232,846	$5,177,168
Class B	1,060,022	87,374	408,960
Class C	3,603,186	—	3,243,099
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,681,684	384,295	690,668
Class B	197,996	25,624	125,914
Class C	513,861	—	232,148
Cost of shares redeemed
Class A	(22,432,321)	(2,440,770)	(5,883,315)
Class B	(2,129,547)	(823,422)	(1,486,580)
Class C	(14,329,294)	—	(4,237,377)
Net asset value of shares exchanged
Class A	2,615,082	552,378	1,045,971
Class B	(2,615,082)	(552,378)	(1,045,971)
Net decrease in net assets from Fund share transactions	$(16,575,217)	$(534,053)	$(1,729,315)
Net decrease in net assets	$(17,196,347)	$(775,377)	$(1,789,550)
Net Assets
At beginning of year	$112,197,002	$18,941,708	$59,237,492
At end of year	$95,000,655	$18,166,331	$57,447,942
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(59,420)	$3,676	$(49,781)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class A
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.330	$10.290	$10.560		$10.540		$10.100
Income (loss) from operations
Net investment income	$0.378	$0.377	$0.377		$0.394		$0.414
Net realized and unrealized gain (loss)	0.082	0.036	(0.274)		0.016		0.436
Total income from operations	$0.460	$0.413	$0.103		$0.410		$0.850
Less distributions
From net investment income	$(0.380)	$(0.373)	$(0.373)		$(0.390)		$(0.410)
Total distributions	$(0.380)	$(0.373)	$(0.373)		$(0.390)		$(0.410)
Net asset value — End of year	$10.410	$10.330	$10.290		$10.560		$10.540
Total Return(2)	4.52%	4.06%	0.99%		3.92%		8.56%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$35,937	$33,830	$31,555		$29,957		$26,750
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.93%	0.86%	0.90	%(3)	0.88	%(3)	0.96	%(3)
Expenses after custodian fee reduction	0.90%	0.84%	0.89	%(3)	0.88	%(3)	0.94	%(3)
Net investment income	3.65%	3.64%	3.62%		3.73%		3.97%
Portfolio Turnover of the Portfolio	—	—	13	%(4)	27	%(4)	7	%(4)
Portfolio Turnover of the Fund	32%	28%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class B
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.300	$10.260	$10.520		$10.500		$10.070
Income (loss) from operations
Net investment income	$0.303	$0.298	$0.301		$0.313		$0.333
Net realized and unrealized gain (loss)	0.068	0.035	(0.268)		0.017		0.432
Total income from operations	$0.371	$0.333	$0.033		$0.330		$0.765
Less distributions
From net investment income	$(0.301)	$(0.293)	$(0.293)		$(0.310)		$(0.335)
Total distributions	$(0.301)	$(0.293)	$(0.293)		$(0.310)		$(0.335)
Net asset value — End of year	$10.370	$10.300	$10.260		$10.520		$10.500
Total Return(2)	3.64%	3.28%	0.31%		3.16%		7.71%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$770	$2,687	$3,837		$5,844		$5,107
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.68%	1.61%	1.65	%(3)	1.63	%(3)	1.71	%(3)
Expenses after custodian fee reduction	1.65%	1.59%	1.64	%(3)	1.63	%(3)	1.69	%(3)
Net investment income	2.94%	2.89%	2.90%		2.97%		3.19%
Portfolio Turnover of the Portfolio	—	—	13	%(4)	27	%(4)	7	%(4)
Portfolio Turnover of the Fund	32%	28%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class C
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)(2)
Net asset value — Beginning of year	$9.980	$9.950	$10.000
Income (loss) from operations
Net investment income	$0.280	$0.282	$0.002
Net realized and unrealized gain (loss)	0.082	0.034	(0.052)
Total income (loss) from operations	$0.362	$0.316	$(0.050)
Less distributions
From net investment income	$(0.292)	$(0.286)	$—
Total distributions	$(0.292)	$(0.286)	$—
Net asset value — End of period	$10.050	$9.980	$9.950
Total Return(3)	3.67%	3.15%	(0.01)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$562	$22	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.68%	1.61%	0.00	%(4)(5)
Expenses after custodian fee reduction	1.65%	1.59%	—
Net investment income	2.78%	2.83%	0.00	%(4)(5)
Portfolio Turnover	32%	28%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class C shares, March 23, 2005 to March 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Represents less than 0.01%.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class A
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.230	$10.230	$10.500		$10.480		$10.050
Income (loss) from operations
Net investment income	$0.394	$0.385	$0.387		$0.396		$0.420
Net realized and unrealized gain (loss)	0.041	(0.005)	(0.277)		0.018		0.425
Total income from operations	$0.435	$0.380	$0.110		$0.414		$0.845
Less distributions
From net investment income	$(0.385)	$(0.380)	$(0.380)		$(0.394)		$(0.415)
Total distributions	$(0.385)	$(0.380)	$(0.380)		$(0.394)		$(0.415)
Net asset value — End of year	$10.280	$10.230	$10.230		$10.500		$10.480
Total Return(2)	4.32%	3.76%	1.06%		3.99%		8.59%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$33,440	$36,064	$44,720		$45,088		$47,033
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.89%	0.85%	0.82	%(3)	0.82	%(3)	0.84	%(3)
Expenses after custodian fee reduction	0.87%	0.84%	0.81	%(3)	0.82	%(3)	0.81	%(3)
Net investment income	3.83%	3.74%	3.74%		3.76%		4.07%
Portfolio Turnover of the Portfolio	—	—	8	%(4)	13	%(4)	23	%(4)
Portfolio Turnover of the Fund	18%	23%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class B
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.230	$10.230	$10.500		$10.480		$10.050
Income (loss) from operations
Net investment income	$0.317	$0.307	$0.310		$0.316		$0.340
Net realized and unrealized gain (loss)	0.040	(0.007)	(0.280)		0.018		0.433
Total income from operations	$0.357	$0.300	$0.030		$0.334		$0.773
Less distributions
From net investment income	$(0.307)	$(0.300)	$(0.300)		$(0.314)		$(0.343)
Total distributions	$(0.307)	$(0.300)	$(0.300)		$(0.314)		$(0.343)
Net asset value — End of year	$10.280	$10.230	$10.230		$10.500		$10.480
Total Return(2)	3.54%	2.96%	0.28%		3.22%		7.84%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,760	$5,925	$8,361		$8,944		$8,217
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64%	1.60%	1.57	%(3)	1.57	%(3)	1.59	%(3)
Expenses after custodian fee reduction	1.62%	1.59%	1.56	%(3)	1.57	%(3)	1.56	%(3)
Net investment income	3.08%	2.98%	3.00%		3.01%		3.28%
Portfolio Turnover of the Portfolio	—	—	8	%(4)	13	%(4)	23	%(4)
Portfolio Turnover of the Fund	18%	23%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class C
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.660	$9.650	$9.910		$9.890		$9.490
Income (loss) from operations
Net investment income	$0.299	$0.291	$0.293		$0.298		$0.319
Net realized and unrealized gain (loss)	0.031	0.004	(0.268)		0.021		0.404
Total income from operations	$0.330	$0.295	$0.025		$0.319		$0.723
Less distributions
From net investment income	$(0.290)	$(0.285)	$(0.285)		$(0.299)		$(0.323)
Total distributions	$(0.290)	$(0.285)	$(0.285)		$(0.299)		$(0.323)
Net asset value — End of year	$9.700	$9.660	$9.650		$9.910		$9.890
Total Return(2)	3.46%	3.07%	0.19	%(3)	3.24%		7.76%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$9,612	$13,466	$17,467		$19,226		$12,883
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64%	1.60%	1.57	%(4)	1.57	%(4)	1.59	%(4)
Expenses after custodian fee reduction	1.62%	1.59%	1.56	%(4)	1.57	%(4)	1.56	%(4)
Net investment income	3.09%	2.99%	3.00%		3.00%		3.26%
Portfolio Turnover of the Portfolio	—	—	8	%(5)	13	%(5)	23	%(5)
Portfolio Turnover of the Fund	18%	23%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class A
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.110	$10.180	$10.460		$10.450		$9.980
Income (loss) from operations
Net investment income	$0.372	$0.367	$0.370		$0.384		$0.413
Net realized and unrealized gain (loss)	0.092	(0.074)	(0.287)		0.013		0.483
Total income from operations	$0.464	$0.293	$0.083		$0.397		$0.896
Less distributions
From net investment income	$(0.374)	$(0.363)	$(0.363)		$(0.387)		$(0.426)
Total distributions	$(0.374)	$(0.363)	$(0.363)		$(0.387)		$(0.426)
Net asset value — End of year	$10.200	$10.110	$10.180		$10.460		$10.450
Total Return(2)	4.66%	2.90%	0.79%		3.84%		9.17%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$45,300	$47,407	$48,901		$47,567		$47,321
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.84%	0.82%	0.82	%(3)	0.80	%(3)	0.85	%(3)
Expenses after custodian fee reduction	0.82%	0.81%	0.81	%(3)	0.80	%(3)	0.83	%(3)
Net investment income	3.65%	3.59%	3.59%		3.66%		4.01%
Portfolio Turnover of the Portfolio	—	—	13	%(4)	12	%(4)	22	%(4)
Portfolio Turnover of the Fund	14%	7%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class B
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.110	$10.170	$10.450		$10.430		$9.970
Income (loss) from operations
Net investment income	$0.295	$0.289	$0.292		$0.304		$0.331
Net realized and unrealized gain (loss)	0.092	(0.066)	(0.289)		0.022		0.475
Total income from operations	$0.387	$0.223	$0.003		$0.326		$0.806
Less distributions
From net investment income	$(0.297)	$(0.283)	$(0.283)		$(0.306)		$(0.346)
Total distributions	$(0.297)	$(0.283)	$(0.283)		$(0.306)		$(0.346)
Net asset value — End of year	$10.200	$10.110	$10.170		$10.450		$10.430
Total Return(2)	3.87%	2.20%	0.02%		3.16%		8.23%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,648	$7,234	$10,350		$10,818		$9,127
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.59%	1.57%	1.57	%(3)	1.55	%(3)	1.60	%(3)
Expenses after custodian fee reduction	1.57%	1.56%	1.56	%(3)	1.55	%(3)	1.58	%(3)
Net investment income	2.91%	2.83%	2.83%		2.91%		3.22%
Portfolio Turnover of the Portfolio	—	—	13	%(4)	12	%(4)	22	%(4)
Portfolio Turnover of the Fund	14%	7%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.690	$9.740	$10.020		$10.010		$9.560
Income (loss) from operations
Net investment income	$0.284	$0.278	$0.280		$0.289		$0.316
Net realized and unrealized gain (loss)	0.081	(0.057)	(0.287)		0.017		0.465
Total income (loss) from operations	$0.365	$0.221	$(0.007)		$0.306		$0.781
Less distributions
From net investment income	$(0.285)	$(0.271)	$(0.273)		$(0.296)		$(0.331)
Total distributions	$(0.285)	$(0.271)	$(0.273)		$(0.296)		$(0.331)
Net asset value — End of year	$9.770	$9.690	$9.740		$10.020		$10.010
Total Return(2)	3.81%	2.28%	(0.14	)%(3)	3.09%		8.32%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,139	$19,901	$27,589		$28,195		$15,231
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.59%	1.57%	1.57	%(4)	1.55	%(4)	1.60	%(4)
Expenses after custodian fee reduction	1.57%	1.56%	1.56	%(4)	1.55	%(4)	1.58	%(4)
Net investment income	2.91%	2.84%	2.83%		2.88%		3.20%
Portfolio Turnover of the Portfolio	—	—	13	%(5)	12	%(5)	22	%(5)
Portfolio Turnover of the Fund	14%	7%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class A
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.110	$10.100	$10.360		$10.300		$10.000
Income (loss) from operations
Net investment income	$0.392	$0.371	$0.366		$0.379		$0.427
Net realized and unrealized gain (loss)	0.083	0.001	(0.266)		0.052		0.301
Total income from operations	$0.475	$0.372	$0.100		$0.431		$0.728
Less distributions
From net investment income	$(0.375)	$(0.362)	$(0.360)		$(0.371)		$(0.428)
Total distributions	$(0.375)	$(0.362)	$(0.360)		$(0.371)		$(0.428)
Net asset value — End of year	$10.210	$10.110	$10.100		$10.360		$10.300
Total Return(2)	4.76%	3.74%	0.98%		4.22%		7.45%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$37,031	$37,080	$43,424		$46,192		$39,572
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.91%	0.88%	0.87	%(3)	0.84	%(3)	0.90	%(3)
Expenses after custodian fee reduction	0.90%	0.87%	0.86	%(3)	0.84	%(3)	0.89	%(3)
Net investment income	3.85%	3.66%	3.59%		3.66%		4.17%
Portfolio Turnover of the Portfolio	—	—	11	%(4)	11	%(4)	25	%(4)
Portfolio Turnover of the Fund	18%	25%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class B
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.100	$10.100	$10.350		$10.290		$9.990
Income (loss) from operations
Net investment income	$0.316	$0.294	$0.290		$0.302		$0.343
Net realized and unrealized gain (loss)	0.093	(0.009)	(0.260)		0.051		0.306
Total income from operations	$0.409	$0.285	$0.030		$0.353		$0.649
Less distributions
From net investment income	$(0.299)	$(0.285)	$(0.280)		$(0.293)		$(0.349)
Total distributions	$(0.299)	$(0.285)	$(0.280)		$(0.293)		$(0.349)
Net asset value — End of year	$10.210	$10.100	$10.100		$10.350		$10.290
Total Return(2)	4.09%	2.85%	0.30%		3.45%		6.63%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,875	$5,992	$8,851		$10,211		$8,099
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.66%	1.63%	1.62	%(3)	1.59	%(3)	1.65	%(3)
Expenses after custodian fee reduction	1.65%	1.62%	1.61	%(3)	1.59	%(3)	1.64	%(3)
Net investment income	3.11%	2.91%	2.84%		2.91%		3.35%
Portfolio Turnover of the Portfolio	—	—	11	%(4)	11	%(4)	25	%(4)
Portfolio Turnover of the Fund	18%	25%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class C
	Period Ended March 31, 2007(1)(2)
Net asset value — Beginning of period	$10.110
Income (loss) from operations
Net investment income	$0.210
Net realized and unrealized gain	0.089
Total income from operations	$0.299
Less distributions
From net investment income	$(0.199)
Total distributions	$(0.199)
Net asset value — End of year	$10.210
Total Return(3)	2.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63	%(4)
Expenses after custodian fee reduction	1.62	%(4)
Net investment income	3.09%
Portfolio Turnover	18	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 1, 2006 to March 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal year from April 1, 2006 to March 31, 2007.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class A
	Year Ended March 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.480		$10.540	$10.850		$10.770		$10.360
Income (loss) from operations
Net investment income	$0.395		$0.388	$0.394		$0.400		$0.430
Net realized and unrealized gain (loss)	0.118		(0.059)	(0.315)		0.081		0.415
Total income from operations	$0.513		$0.329	$0.079		$0.481		$0.845
Less distributions
From net investment income	$(0.393)		$(0.389)	$(0.389)		$(0.401)		$(0.435)
Total distributions	$(0.393)		$(0.389)	$(0.389)		$(0.401)		$(0.435)
Net asset value — End of year	$10.600		$10.480	$10.540		$10.850		$10.770
Total Return(2)	4.97%		3.15%	0.73%		4.51%		8.32%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$72,201		$59,546	$62,843		$67,711		$60,721
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%		0.82%	0.80	%(4)	0.79	%(4)	0.83	%(4)
Interest and fee expense	0.02	%(3)	—	—		—		—
Total expenses	0.84%		—	—		—		—
Expenses after custodian fee reduction excluding interest and fees	0.81%		0.81%	0.80	%(4)	0.79	%(4)	0.81	%(4)
Net investment income	3.73%		3.67%	3.69%		3.69%		4.03%
Portfolio Turnover of the Portfolio	—		—	7	%(5)	20	%(5)	18	%(5)
Portfolio Turnover of the Fund	22%		22%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class B
	Year Ended March 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.470		$10.530	$10.840		$10.760		$10.340
Income (loss) from operations
Net investment income	$0.317		$0.308	$0.314		$0.318		$0.346
Net realized and unrealized gain (loss)	0.117		(0.061)	(0.317)		0.081		0.428
Total income (loss) from operations	$0.434		$0.247	$(0.003)		$0.399		$0.774
Less distributions
From net investment income	$(0.314)		$(0.307)	$(0.307)		$(0.319)		$(0.354)
Total distributions	$(0.314)		$(0.307)	$(0.307)		$(0.319)		$(0.354)
Net asset value — End of year	$10.590		$10.470	$10.530		$10.840		$10.760
Total Return(2)	4.19%		2.36%	(0.03)%		3.73%		7.61%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,457		$8,978	$12,518		$15,389		$14,227
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.56%		1.57%	1.55	%(4)	1.54	%(4)	1.58	%(4)
Interest and fee expense	0.02	%(3)	—	—		—		—
Total expenses	1.58%		—	—		—		—
Expenses after custodian fee reduction excluding interest and fees	1.57%		1.56%	1.55	%(4)	1.54	%(4)	1.56	%(4)
Net investment income	3.00%		2.92%	2.94%		2.93%		3.24%
Portfolio Turnover of the Portfolio	—		—	7	%(5)	20	%(5)	18	%(5)
Portfolio Turnover of the Fund	22%		22%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class C
	Year Ended March 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.960		$10.020	$10.310		$10.230		$9.840
Income (loss) from operations
Net investment income	$0.301		$0.294	$0.299		$0.301		$0.324
Net realized and unrealized gain (loss)	0.107		(0.062)	(0.299)		0.081		0.401
Total income from operations	$0.408		$0.232	$—		$0.382		$0.725
Less distributions
From net investment income	$(0.298)		$(0.292)	$(0.290)		$(0.302)		$(0.335)
Total distributions	$(0.298)		$(0.292)	$(0.290)		$(0.302)		$(0.335)
Net asset value — End of year	$10.070		$9.960	$10.020		$10.310		$10.230
Total Return(2)	4.14%		2.32%	(0.07	)%(3)	3.76%		7.49%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$22,155		$26,477	$36,837		$42,627		$27,781
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.56%		1.57%	1.55	%(5)	1.54	%(5)	1.58	%(5)
Interest and fee expense	0.02	%(4)	—	—		—		—
Total expenses	1.58%		—	—		—		—
Expenses after custodian fee reduction excluding interest and fees	1.57%		1.56%	1.55	%(5)	1.54	%(5)	1.56	%(5)
Net investment income	3.00%		2.92%	2.94%		2.92%		3.19%
Portfolio Turnover of the Portfolio	—		—	7	%(6)	20	%(6)	18	%(6)
Portfolio Turnover of the Fund	22%		22%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Total returns reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class A
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.620	$9.740	$10.020		$10.010		$9.590
Income (loss) from operations
Net investment income	$0.349	$0.346	$0.363		$0.361		$0.392
Net realized and unrealized gain (loss)	0.061	(0.104)	(0.293)		0.014		0.410
Total income from operations	$0.410	$0.242	$0.070		$0.375		$0.802
Less distributions
From net investment income	$(0.350)	$(0.362)	$(0.350)		$(0.365)		$(0.382)
Total distributions	$(0.350)	$(0.362)	$(0.350)		$(0.365)		$(0.382)
Net asset value — End of year	$9.680	$9.620	$9.740		$10.020		$10.010
Total Return(2)	4.33%	2.50%	0.70%		3.80%		8.52%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$19,144	$17,286	$16,783		$20,404		$18,313
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.03%	1.04%	1.05	%(3)	0.99	%(3)	1.03	%(3)
Expenses after custodian fee reduction	0.99%	1.02%	1.04	%(3)	0.99	%(3)	1.02	%(3)
Net investment income	3.60%	3.55%	3.68%		3.61%		3.96%
Portfolio Turnover of the Portfolio	—	—	6	%(4)	28	%(4)	12	%(4)
Portfolio Turnover of the Fund	10%	13%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class B
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.610	$9.730	$10.010		$10.000		$9.590
Income (loss) from operations
Net investment income	$0.278	$0.274	$0.289		$0.286		$0.314
Net realized and unrealized gain (loss)	0.059	(0.109)	(0.294)		0.017		0.407
Total income (loss) from operations	$0.337	$0.165	$(0.005)		$0.303		$0.721
Less distributions
From net investment income	$(0.277)	$(0.285)	$(0.275)		$(0.293)		$(0.311)
Total distributions	$(0.277)	$(0.285)	$(0.275)		$(0.293)		$(0.311)
Net asset value — End of year	$9.670	$9.610	$9.730		$10.010		$10.000
Total Return(2)	3.56%	1.73%	(0.05)%		3.06%		7.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$438	$880	$2,159		$2,623		$2,768
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.78%	1.79%	1.80	%(3)	1.74	%(3)	1.78	%(3)
Expenses after custodian fee reduction	1.74%	1.77%	1.79	%(3)	1.74	%(3)	1.77	%(3)
Net investment income	2.88%	2.81%	2.94%		2.86%		3.17%
Portfolio Turnover of the Portfolio	—	—	6	%(4)	28	%(4)	12	%(4)
Portfolio Turnover of the Fund	10%	13%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class C
	Period Ended March 31, 2007(1)(2)
Net asset value — Beginning of period	$9.600
Income (loss) from operations
Net investment income	$0.182
Net realized and unrealized gain	0.072
Total income from operations	$0.254
Less distributions
From net investment income	$(0.184)
Total distributions	$(0.184)
Net asset value — End of year	$9.670
Total Return	2.53	%(3)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.78	%(4)
Expenses after custodian fee reduction	1.74	%(4)
Net investment income	2.81	%(4)
Portfolio Turnover of the Fund	10	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 1, 2006 to March 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal year from April 1, 2006 to March 31, 2007.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.270	$10.280	$10.550		$10.470		$10.130
Income (loss) from operations
Net investment income	$0.396	$0.394	$0.402		$0.406		$0.440
Net realized and unrealized gain (loss)	0.087	(0.004)	(0.272)		0.084		0.349
Total income from operations	$0.483	$0.390	$0.130		$0.490		$0.789
Less distributions
From net investment income	$(0.393)	$(0.400)	$(0.400)		$(0.410)		$(0.449)
Total distributions	$(0.393)	$(0.400)	$(0.400)		$(0.410)		$(0.449)
Net asset value — End of year	$10.360	$10.270	$10.280		$10.550		$10.470
Total Return(2)	4.78%	3.84%	1.25%		4.72%		7.97%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$33,998	$34,592	$33,611		$35,175		$33,580
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.88%	0.87%	0.88	%(3)	0.85	%(3)	0.89	%(3)
Expenses after custodian fee reduction	0.86%	0.85%	0.87	%(3)	0.85	%(3)	0.87	%(3)
Net investment income	3.83%	3.82%	3.86%		3.85%		4.24%
Portfolio Turnover of the Portfolio	—	—	0	%(4)	8	%(4)	3	%(4)
Portfolio Turnover of the Fund	11%	22%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.270	$10.280	$10.550		$10.460		$10.120
Income (loss) from operations
Net investment income	$0.319	$0.317	$0.323		$0.327		$0.355
Net realized and unrealized gain (loss)	0.087	(0.005)	(0.273)		0.093		0.354
Total income from operations	$0.406	$0.312	$0.050		$0.420		$0.709
Less distributions
From net investment income	$(0.316)	$(0.322)	$(0.320)		$(0.330)		$(0.369)
Total distributions	$(0.316)	$(0.322)	$(0.320)		$(0.330)		$(0.369)
Net asset value — End of year	$10.360	$10.270	$10.280		$10.550		$10.460
Total Return(2)	4.01%	3.06%	0.48%		4.04%		7.14%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,714	$6,962	$8,957		$10,273		$9,313
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63%	1.62%	1.63	%(3)	1.60	%(3)	1.64	%(3)
Expenses after custodian fee reduction	1.61%	1.60%	1.62	%(3)	1.60	%(3)	1.62	%(3)
Net investment income	3.08%	3.07%	3.11%		3.10%		3.42%
Portfolio Turnover of the Portfolio	—	—	0	%(4)	8	%(4)	3	%(4)
Portfolio Turnover of the Fund	11%	22%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Year Ended March 31,
	2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.740	$9.750	$10.000		$9.910		$9.590
Income (loss) from operations
Net investment income	$0.302	$0.300	$0.307		$0.308		$0.339
Net realized and unrealized gain (loss)	0.078	(0.006)	(0.257)		0.091		0.330
Total income from operations	$0.380	$0.294	$0.050		$0.399		$0.669
Less distributions
From net investment income	$(0.300)	$(0.304)	$(0.300)		$(0.309)		$(0.349)
Total distributions	$(0.300)	$(0.304)	$(0.300)		$(0.309)		$(0.349)
Net asset value — End of year	$9.820	$9.740	$9.750		$10.000		$9.910
Total Return(2)	3.95%	3.05%	0.44	%(3)	4.06%		7.11%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,209	$15,894	$16,670		$21,398		$15,188
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63%	1.62%	1.63	%(4)	1.60	%(4)	1.64	%(4)
Expenses after custodian fee reduction	1.61%	1.60%	1.62	%(4)	1.60	%(4)	1.62	%(4)
Net investment income	3.08%	3.07%	3.12%		3.08%		3.44%
Portfolio Turnover of the Portfolio	—	—	0	%(5)	8	%(5)	3	%(5)
Portfolio Turnover of the Fund	11%	22%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, each non-diversified, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund." The Funds seek to provide a high level of current income exempt from regular federal income tax and particular state or local income or other taxes with limited principal fluctuation by investing primarily in investment grade municipal obligations. The Funds offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial future contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked price. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a Special Purpose Vehicle (which is generally organized as a trust) ("SPV"), assets and cash flows are set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the SPV with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating-rate notes ("Floating-Rate Notes") which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flow. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Funds' "Statements of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

broker for redemption at par at each reset date. At March 31, 2007, the New York Limited Fund had Floating-Rate Notes outstanding and collateral for Floating-Rate Notes outstanding were $500,000 and $1,133,265, respectively. The interest rate on the Floating-Rate Note outstanding at March 31, 2007 was 3.72%.

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Interest Expense — Interest expense relates to the Funds' liability with respect to floating rate notes held by third parties in conjunction with inverse floater security transactions by the Funds. Interest expense is recorded as incurred.

F  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2007, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
California Limited Fund	$46,725	March 31, 2011

	13,351	March 31, 2012

	384,970	March 31, 2013

	176,040	March 31, 2015

Florida Limited Fund	52,567	March 31, 2009

	200,399	March 31, 2011

	995,128	March 31, 2013

	25,590	March 31, 2015

Massachusetts Limited Fund	398,029	March 31, 2011

	393,962	March 31, 2012

	1,336,686	March 31, 2013

	25,938	March 31, 2014

New Jersey Limited Fund	144,929	March 31, 2011

	298,472	March 31, 2012

	728,451	March 31, 2013

New York Limited Fund	144,635	March 31, 2011

	483,774	March 31, 2012

	1,522,094	March 31, 2013

	97,867	March 31, 2015

Ohio Limited Fund	36,233	March 31, 2009

	69,085	March 31, 2010

	366,442	March 31, 2011

	60,692	March 31, 2012

	358,602	March 31, 2013

	19,117	March 31, 2014

	37,955	March 31, 2015

Pennsylvania Limited Fund	35,625	March 31, 2009

	59,482	March 31, 2010

	400,339	March 31, 2011

	154,413	March 31, 2012

	954,523	March 31, 2013

	29,139	March 31, 2015

Dividends paid by each Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

G  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

I  Interest Rate Swaps — The Funds may enter into interest rate swap agreements for risk management purposes and not as speculative investment. Pursuant to these agreements the Funds receive quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Funds make semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Funds are exposed to credit loss in the event of non-performance by the swap counterparty. The Funds do not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  When-issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

K  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

O  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized gains, if any, are made at least

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and those on a financial reporting basis.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended March 31, 2007 and March 31, 2006 were as follows:

Year Ended 3/31/07	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Distributions declared from:
Tax-exempt income	$1,325,760	$1,788,616	$2,335,207	$1,507,864	$3,413,105	$690,264	$1,919,141
Ordinary Income	—	—	$5,666	—	$155	—	—
Year Ended 3/31/06	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Distributions declared from:
Tax-exempt income	$1,297,753	$2,165,969	$2,603,036	$1,696,290	$3,686,238	$688,797	$2,092,814
Ordinary Income	—	$2,471	$3,517	$9,262	$4,226	—	$18

During the year ended March 31, 2007, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Increase (decrease): Paid-in capital	—	—	$—	—	—	—	$(2)
Accumulated net realized gain/(loss) on investments	$2,845	$13,197	$(2,592)	$8,953	$12,351	$(82)	$4,777
Accumulated undistributed income	$(2,845)	$(13,197)	$2,592	$(8,953)	$(12,351)	$82	$(4,775)

These changes had no effect on net assets or net asset value per share of the Funds.

As of March 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Undistributed income	$63,554	$111,862	$116,548	$158,537	$105,449	$32,571	$36,949
Capital Loss carryforward	$(621,086)	$(1,273,684)	$(2,154,615)	$(1,171,852)	$(2,248,370)	$(948,126)	$(1,633,520)
Unrealized gain	$1,609,949	$1,911,445	$2,451,311	$2,055,086	$3,705,801	$897,856	$2,468,332
Other temporary differences	$(172,843)	$(107,046)	$(167,410)	$(111,796)	$(226,890)	$(28,240)	$(179,618)

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Limited Fund
	Year Ended March 31,
Class A	2007	2006
Sales	885,242	1,266,350
Issued to shareholders electing to receive payments of distributions in Fund shares	68,920	63,680
Redemptions	(913,214)	(1,171,995)
Exchange from Class B shares	137,628	51,112
Net increase	178,576	209,147
	California Limited Fund
	Year Ended March 31,
Class B	2007	2006
Sales	22,186	11,090
Issued to shareholders electing to receive payments of distributions in Fund shares	2,642	4,016
Redemptions	(73,487)	(76,886)
Exchange to Class A shares	(138,016)	(51,257)
Net decrease	(186,675)	(113,037)
	California Limited Fund
	Year Ended March 31,
Class C	2007	2006
Sales	53,588	4,215
Issued to shareholders electing to receive payments of distributions in Fund shares	82	34
Redemptions	—	(2,999)
Net increase	53,670	1,250

	Florida Limited Fund
	Year Ended March 31,
Class A	2007	2006
Sales	247,633	1,033,834
Issued to shareholders electing to receive payments of distributions in Fund shares	57,258	61,954
Redemptions	(800,980)	(2,056,171)
Exchange from Class B shares	224,172	113,445
Net decrease	(271,917)	(846,938)
	Florida Limited Fund
	Year Ended March 31,
Class B	2007	2006
Sales	10,293	9,370
Issued to shareholders electing to receive payments of distributions in Fund shares	7,589	11,240
Redemptions	(104,429)	(145,580)
Exchange to Class A shares	(224,112)	(113,429)
Net decrease	(310,659)	(238,399)
	Florida Limited Fund
	Year Ended March 31,
Class C	2007	2006
Sales	85,336	294,922
Issued to shareholders electing to receive payments of distributions in Fund shares	11,532	13,864
Redemptions	(500,722)	(723,746)
Net decrease	(403,854)	(414,960)
	Massachusetts Limited Fund
	Year Ended March 31,
Class A	2007	2006
Sales	609,858	867,133
Issued to shareholders electing to receive payments of distributions in Fund shares	91,267	93,978
Redemptions	(1,226,636)	(1,272,609)
Exchange from Class B shares	277,608	193,171
Net decrease	(247,903)	(118,327)

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

	Massachusetts Limited Fund
	Year Ended March 31,
Class B	2007	2006
Sales	27,178	44,426
Issued to shareholders electing to receive payments of distributions in Fund shares	9,818	15,768
Redemptions	(117,194)	(169,287)
Exchange to Class A shares	(277,816)	(193,291)
Net decrease	(358,014)	(302,384)
	Massachusetts Limited Fund
	Year Ended March 31,
Class C	2007	2006
Sales	114,101	359,561
Issued to shareholders electing to receive payments of distributions in Fund shares	30,463	44,111
Redemptions	(752,323)	(1,180,985)
Net decrease	(607,759)	(777,313)
	New Jersey Limited Fund
	Year Ended March 31,
Class A	2007	2006
Sales	172,350	345,022
Issued to shareholders electing to receive payments of distributions in Fund shares	88,084	100,396
Redemptions	(574,341)	(1,234,433)
Exchange from Class B shares	270,340	158,511
Net decrease	(43,567)	(630,504)
	New Jersey Limited Fund
	Year Ended March 31,
Class B	2007	2006
Sales	25,653	39,477
Issued to shareholders electing to receive payments of distributions in Fund shares	7,995	11,906
Redemptions	(74,738)	(176,424)
Exchange to Class A shares	(270,363)	(158,572)
Net decrease	(311,453)	(283,613)

	New Jersey Limited Fund
	Year Ended March 31,
Class C	2007(1)	2006
Sales	99	—
Issued to shareholders electing to receive payments of distributions in Fund shares	2	—
Redemptions	—	—
Net increase	101	—
	New York Limited Fund
	Year Ended March 31,
Class A	2007	2006
Sales	1,754,360	1,444,433
Issued to shareholders electing to receive payments of distributions in Fund shares	164,485	159,209
Redemptions	(1,116,146)	(2,129,482)
Exchange from Class B shares	328,644	247,470
Net increase (decrease)	1,131,343	(278,370)
	New York Limited Fund
	Year Ended March 31,
Class B	2007	2006
Sales	46,875	99,887
Issued to shareholders electing to receive payments of distributions in Fund shares	12,301	18,755
Redemptions	(166,834)	(202,084)
Exchange to Class A shares	(328,737)	(247,613)
Net decrease	(436,395)	(331,055)
	New York Limited Fund
	Year Ended March 31,
Class C	2007	2006
Sales	247,041	358,646
Issued to shareholders electing to receive payments of distributions in Fund shares	41,346	51,149
Redemptions	(746,861)	(1,428,295)
Net decrease	(458,474)	(1,018,500)

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

	Ohio Limited Fund
	Year Ended March 31,
Class A	2007	2006
Sales	382,699	229,139
Issued to shareholders electing to receive payments of distributions in Fund shares	32,780	39,446
Redemptions	(273,939)	(251,412)
Exchange from Class B shares	38,263	57,095
Net increase	179,803	74,268
	Ohio Limited Fund
	Year Ended March 31,
Class B	2007	2006
Sales	3,299	9,024
Issued to shareholders electing to receive payments of distributions in Fund shares	1,472	2,634
Redemptions	(12,738)	(84,854)
Exchange to Class A shares	(38,315)	(57,157)
Net decrease	(46,282)	(130,353)
	Ohio Limited Fund
	Year Ended March 31,
Class C	2007(1)	2006
Sales	104	—
Issued to shareholders electing to receive payments of distributions in Fund shares	2	—
Redemptions	—	—
Net increase	106	—
	Pennsylvania Limited Fund
	Year Ended March 31,
Class A	2007	2006
Sales	189,884	499,530
Issued to shareholders electing to receive payments of distributions in Fund shares	70,290	66,952
Redemptions	(598,714)	(569,910)
Exchange from Class B shares	253,116	102,215
Net increase (decrease)	(85,424)	98,787

	Pennsylvania Limited Fund
	Year Ended March 31,
Class B	2007	2006
Sales	20,630	39,665
Issued to shareholders electing to receive payments of distributions in Fund shares	8,684	12,198
Redemptions	(95,404)	(143,769)
Exchange to Class A shares	(253,007)	(101,487)
Net decrease	(319,097)	(193,393)
	Pennsylvania Limited Fund
	Year Ended March 31,
Class C	2007	2006
Sales	227,581	330,880
Issued to shareholders electing to receive payments of distributions in Fund shares	20,524	23,730
Redemptions	(433,177)	(432,897)
Net decrease	(185,072)	(78,287)

(1)  Class C shares of the New Jersey Limited Fund and the Ohio Limited Fund commenced operations on August 1, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2007, advisory fees incurred by the Funds were as follows:

Fund	Amount	Effective Rate*
California Limited	$160,284	0.44%
Florida Limited	224,322	0.44%
Massachusetts Limited	296,500	0.44%
New Jersey Limited	185,238	0.44%
New York Limited	428,445	0.44%
Ohio Limited	84,287	0.44%
Pennsylvania Limited	240,304	0.44%

*  As a percentage of average daily net assets.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended March 31, 2007, EVM earned approximately $600, $1,200, $2,200, $1,500, $3,300, $600 and $2,000 in sub-transfer agent fees from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received approximately $1,400, $1,000 $5,100, $2,800, $3,000, $2,600 and $3,100 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 2007.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2007, no significant amounts have been deferred.

EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 5).

Certain of the officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution Plans

Class A of each Fund has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) of the Investment Company Act of 1940 (1940 Act). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% (annualized) of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Class A shares pay distribution and service fees equal to 0.15% of average daily net assets annually. Distribution and service fees paid or accrued for the year ended March 31, 2007, amounted to $51,725, $52,014, $69,062, $56,042, $100,649, $27,816 and $50,674, for

Class A shares of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund. Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 of the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1%, over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and theretofore paid or payable to EVD by each respective class. The California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $13,960, $33,920 $43,660, $33,730, $51,696, $5,064 and $41,772 respectively, for Class B shares, to or payable to EVD for the year ended March 31, 2007, representing 0.75% of the average daily net assets for Class B. The California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $2,655, $87,594, $122,323, $5, $181,586, $5 and $113,238, respectively, for Class C shares, to or payable to EVD for the year ended March 31, 2007, representing 0.75% of the average daily net assets for Class C shares. At March 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $467,000, $893,000, $518,000, $507,000, $754,000, $776,000 and $348,000, respectively for Class B shares, and the amount of Uncovered Distribution Charges of EVD calculated under the plan, for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $34,000, $8,715,000, $4,355,000, $60, $5,279,000, $60 and $5,274,000, respectively, for Class C shares.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.15% of average daily net assets annually of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended March 31, 2007 amounted to $2,793, $6,784 $8,732, $6,746, $10,339, $1,013 and $8,354 for the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for Class B shares. Service fees paid or accrued for the year ended March 31, 2007 amounted to $531, $17,519, $24,465, $1, $36,317, $1 and $22,648, for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or a 0.50% CDSC if redeemed within one year or two years, respectively on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase declining half a percentage point the second and third year and one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Distribution Plan (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. For the year ended March 31, 2007, EVD received approximately $1,000, $7,000, $10,000 and $2,000, for Class A shares, of CDSC paid by shareholders of the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund and Pennsylvania Limited Fund, respectively. EVD received approximately $10,000, $9,000, $7,000, $6,000, $14,000, $1,000 and $6,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $10,000, $1,000, $1,000 and $3,000, respectively, for Class C shares.

  7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2007, were as follows:

California Limited Fund
Purchases	$12,143,251
Sales	11,476,971
Florida Limited Fund
Purchases	$9,182,057
Sales	20,230,259
Massachusetts Limited Fund
Purchases	$9,718,347
Sales	19,852,905
New Jersey Limited Fund
Purchases	$7,549,052
Sales	11,439,517
New York Limited Fund
Purchases	$22,576,001
Sales	21,961,220

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Ohio Limited Fund
Purchases	$3,280,606
Sales	1,931,139
Pennsylvania Limited Fund
Purchases	$5,887,156
Sales	12,536,627

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Fund at March 31, 2007, as determined on a federal income tax basis, were as follows:

California Limited Fund
Aggregate Cost	$36,699,877
Gross unrealized appreciation	$1,499,753
Gross unrealized depreciation	(3,254)
Net unrealized appreciation	$1,496,499
Florida Limited Fund
Aggregate Cost	$43,280,521
Gross unrealized appreciation	$1,956,346
Gross unrealized depreciation	(78,344)
Net unrealized appreciation	$1,878,002
Massachusetts Limited Fund
Aggregate Cost	$60,962,756
Gross unrealized appreciation	$2,447,584
Gross unrealized depreciation	(68,141)
Net unrealized appreciation	$2,379,443
New Jersey Limited Fund
Aggregate Cost	$37,692,977
Gross unrealized appreciation	$2,065,208
Gross unrealized depreciation	(56,795)
Net unrealized appreciation	$2,008,413

New York Limited Fund
Aggregate Cost	$94,308,888
Gross unrealized appreciation	$3,751,949
Gross unrealized depreciation	(120,540)
Net unrealized appreciation	$3,631,409
Ohio Limited Fund
Aggregate Cost	$18,698,706
Gross unrealized appreciation	$904,419
Gross unrealized depreciation	(3,763)
Net unrealized appreciation	$900,656
Pennsylvania Limited Fund
Aggregate Cost	$49,079,247
Gross unrealized appreciation	$2,512,871
Gross unrealized depreciation	(143,484)
Net unrealized appreciation	$2,369,387

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings are made by the funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2007 the Florida Limited Fund, the New Jersey Limited Fund, and the Ohio Limited Fund had a balance outstanding pursuant to this line of credit of $100,000, $100,000, and $100,000, respectively. The Funds did not have any significant borrowings or allocated fees during the year ended March 31, 2007.

  10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2007 is as follows:

Futures Contracts
Fund	Expiration Date	Contracts		Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California Limited	06/07	68 U.S. Treasury Bond		Short	$(7,678,450)	$(7,565,000)	$113,450
Florida Limited	06/07	54 U.S. Treasury Note		Short	$(5,815,780)	$(5,838,750)	$(22,970)
		36	U.S.
	06/07	Treasury Bond		Short	$(4,061,413)	$(4,005,000)	$56,413
Massachusetts Limited	41 U.S. 06/07	Treasury Note		Short	$(4,415,685)	$(4,433,125)	$(17,440)
		57	U.S.
	06/07	Treasury Bond		Short	$(6,430,558)	$(6,341,250)	$89,308
New Jersey Limited	42 U.S. 06/07	Treasury Bond		Short	$(4,738,315)	$(4,672,500)	$65,815
					45 U.S.
	06/07	Treasury Note		Short	$(4,846,483)	$(4,865,625)	$(19,142)
New York		73	U.S.
Limited	06/07	Treasury Bond		Short	$(8,235,627)	$(8,121,250)	$114,377
					94 U.S.
	06/07	Treasury Note		Short	$(10,123,765)	$(10,163,750)	$(39,985)
Ohio					5 U.S.
Limited	06/07	Treasury Bond		Short	$(564,084)	$(556,250)	$7,834 25 U.S.
	06/07	Treasury Note		Short	$(2,692,491)	$(2,703,125)	$(10,634)
Pennsylvania	74 U.S.
Limited	06/07	Treasury Bond		Short	$(8,348,460)	$(8,232,500)	$115,960 40 U.S.
	06/07	Treasury Note		Short	$(4,307,985)	$(4,325,000)	$(17,015)

At March 31, 2007, the Funds had sufficient cash and/or securities to cover margin requirements on open future contracts.

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Investment Trust and Shareholders of California Limited Maturity Municipals Fund, Florida Limited Maturity Municipals Fund, Massachusetts Limited Maturity Municipals Fund, New Jersey Limited Maturity Municipals Fund, New York Limited Maturity Municipals Fund, Ohio Limited Maturity Municipals Fund and Pennsylvania Limited Maturity Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (indvidually, the "Fund") (collectively, the "Funds") (certain of the series of Eaton Vance Investment Trust) as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2007

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Service, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

California Limited Maturity Municipals Fund	100.00%
Florida Limited Maturity Municipals Fund	100.00%
Massachusetts Limited Maturity Municipals Fund	99.76%
New Jersey Limited Maturity Municipals Fund	100.00%
New York Limited Maturity Municipals Fund	99.99%
Ohio Limited Maturity Municipals Fund	100.00%
Pennsylvania Limited Maturity Municipals Fund	100.00%

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Limited Maturity Municipals Fund

•  Eaton Vance Florida Limited Maturity Municipals Fund

•  Eaton Vance Massachusetts Limited Maturity Municipals Fund

•  Eaton Vance New Jersey Limited Maturity Municipals Fund

•  Eaton Vance New York Limited Maturity Municipals Fund

•  Eaton Vance Ohio Limited Maturity Municipals Fund

•  Eaton Vance Pennsylvania Limited Maturity Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Investment Trust, (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustees

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	President of EVC, EVM, BMR and EV, and Director of EVD. Chief Investment Officer of EVC, EVM and BMR. Trustee and/or officer of 164 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with BMR, EVM, EVC, EVD and EV, which are affiliates of the Trust.	164	Director of EVC

James B. Hawkes 11/9/41	Trustee and Vice President	Trustee and Vice President of the Trust since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; President, Chief Executive Officer and Director of EVD. Trustee and/or officer of 172 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC, EVD and EV, which are affiliates of the Trust.	172	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	172	None

Allen R. Freedman 4/30/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000).	169	Director of Assurant, Inc., Loring Ward International (fund distributor) and Stonemor Partners L.P. (owner and operator of cemeteries)

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	172	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	172	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	172	None

Eaton Vance Limited Maturity Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	172	None

Heidi L. Steiger	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); President and Contributing Editor, Worth Magazine (2004); Executive Vice President and Global Head of Private Asset Management (and various other positions). Neuberger Berman (investment firm) (1986-2004).	169	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	172	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	172	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 172 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 172 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 172 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1991.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained, without charge, on Eaton Vance's website at www.eatonvance.com, or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser of the Eaton Vance Limited Maturity Municipals Funds
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Investment Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

442-5/07  7LTFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance National Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the “Fund(s)”) are series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2006 and March 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance California Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$22,820	$23,680

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	$0	$0

Total	$28,385	$30,960

Eaton Vance Florida Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$25,345	$26,310

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	$0	$0

Total	$30,910	$33,590

Eaton Vance Massachusetts Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$27,000	$28,030

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	$0	$0

Total	$32,565	$35,310

Eaton Vance National Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$42,360	$44,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	$0	$0

Total	$47,925	$51,280

Eaton Vance New Jersey Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	$0	$0

Total	$30,910	$34,390

Eaton Vance New York Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$29,675	$30,810

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$7,7280

All Other Fees(3)	$0	$0

Total	$35,240	$38,090

Eaton Vance Ohio Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$20,225	$21,780

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	$0	$0

Total	$25,790	$29,060

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2006	03/31/2007

Audit Fees	$25,345	$33,590

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,565	$5,565

All Other Fees(3)	$0	$0

Total	$30,910	$33,590

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 The Funds, comprising all of the series of the Trust, have the same fiscal year end (March 31).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by the principal accountant of each series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each series.

Fiscal Years Ended	3/31/06	3/31/07

Audit Fees	$218,115	$228,030

Audit-Related Fees(1)	0	0

Tax Fees(2)	$44,520	$58,240

All Other Fees(3)	0	0

Total	$262,635	$262,270

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended March 31, 2006 and March 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Funds’ respective principal accountant for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by “D&T” for the last two fiscal years of each Fund.

Fiscal Years Ended	3/31/06	3/31/07

Registrant(1)	$44,520	$58,240

Eaton Vance(2)	$140,600	$58,500

(1)          Includes all of the Series of the Trust.

(2)          Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with the inverse floating rate obligation in light of Statement of Financial Accounting Standards No. 140.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 10, 2007

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 10, 2007